Document and Entity Information (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Nov. 04, 2011	Mar. 08, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	OXIGENE INC	OXIGENE INC
Entity Central Index Key	0000908259	0000908259
Document Type	S-1	S-1
Document Period End Date	Sep 30, 2011	Dec 31, 2010
Amendment Flag	false	false
Document Fiscal Year Focus	2011	2010
Document Fiscal Period Focus	Q3	FY
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer	No	No
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Public Float					$ 15,846,000
Entity Common Stock, Shares Outstanding			14,879,857	6,955,782

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 12,644	$ 4,602	$ 13,932
Restricted cash	20	75	140
Prepaid expenses	195	256	644
Other current assets	74	75	108
Total current assets	12,933	5,008	14,824
Furniture and fixtures, equipment and leasehold improvements	836	1,512	1,515
Accumulated depreciation	(793)	(1,425)	(1,332)
Furniture and fixtures, equipment and leasehold improvements	43	87	183
License agreements, net of accumulated amortization of $1,187, $1,114 and $1,016 at September 30, 2011, December 31, 2010 and December 31, 2009, respectively	313	386	484
Other assets	86	86	126
Total assets	13,375	5,567	15,617
Current liabilities:
Accounts payable	473	458	1,181
Accrued research and development	1,171	2,125	4,753
Accrued restructuring	1,113	0	0
Accrued other	212	628	1,684
Derivative liability short term	0	0	850
Total current liabilities	2,969	3,211	8,468
Derivative liability long term	9	7,611	1,350
Total liabilities	2,978	10,822	9,818
Commitments and contingencies (Note 11)
Stockholders' equity (deficit)
Preferred Stock, $.01 par value, 15,000 shares authorized; 0 shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009	0	0	0
Common stock, $.01 par value, 300,000 shares authorized and 14,771 shares issued and outstanding at September 30, 2011; 300,000 shares authorized and 5,501 shares issued and outstanding at December 31, 2010; 150,000 shares authorized and 3,137 shares issued and outstanding at December 31, 2009	148	55	31
Additional paid-in capital	225,257	202,390	189,698
Accumulated deficit	(215,008)	(207,700)	(183,930)
Total stockholders' equity (deficit)	10,397	(5,255)	5,799
Total liabilities and stockholders' equity (deficit)	$ 13,375	$ 5,567	$ 15,617

Condensed Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Accumulated amortization on license agreements	$ 1,187	$ 1,114	$ 1,016
Stockholders' equity (deficit)
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000	15,000	15,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000	300,000	150,000
Common stock, shares issued	14,771	5,501	3,137
Common stock, shares outstanding	14,771	5,501	3,137

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
License Revenue:							$ 12
Research and development	1,098	2,379	4,280	9,912	12,114	22,256	18,995
General and administrative	1,309	1,256	4,095	4,637	5,885	8,900	6,957
Restructuring (Note 6)	1,146		1,146	510	510
Total operating costs and expenses	3,553	3,635	9,521	15,059	18,509	31,156	25,952
Loss from operations	(3,553)	(3,635)	(9,521)	(15,059)	(18,509)	(31,156)	(25,940)
Change in fair value of warrants and other financial instruments (Note 5)	40	(9,893)	2,219	(6,987)	(6,018)	2,166	3,335
Investment income	1	3	3	14	17	110	618
Other (expense) income, net	(1)	(11)	(9)	5	740	(63)	66
Consolidated Net Loss					(23,770)	(28,943)	(21,921)
Less net loss attributed to non controlling interest (Note 7)						(4,215)	(520)
Net loss attributed to OXiGENE, Inc.	(3,513)	(13,536)	(7,308)	(22,027)	(23,770)	(24,728)	(21,401)
Excess purchase price over carrying value of noncontrolling interest acquired in Symphony ViDA, Inc (Note 7)						(10,383)
Net loss applicable to common stock					(23,770)	(35,111)	(21,401)
Basic and diluted net loss per share attributed to OXiGENE, Inc. common shares (Note 8)	$ (0.25)	$ (3.47)	$ (0.74)	$ (6.24)	$ (5.96)	$ (13.15)	$ (13.96)
Weighted-average number of common shares outstanding	13,969	3,896	9,870	3,530	3,988	2,671	1,533
(1) Includes share based compensation expense as follows :
Total share based compensation expense	64	176	550	650	952	778	1,086
Research and development
(1) Includes share based compensation expense as follows :
Total share based compensation expense	5	62	171	109	245	206	328
General and administrative
(1) Includes share based compensation expense as follows :
Total share based compensation expense	$ 59	$ 114	$ 379	$ 541	$ 707	$ 324	$ 671

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net loss	$ (7,308)	$ (22,027)	$ (23,770)	$ (24,728)	$ (21,401)
Loss attributed to non controlling interests				(4,215)	(520)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants and other financial instruments	(2,219)	6,987	6,018	(2,166)	(3,335)
Depreciation	44	77	96	123	133
Amortization of license agreement	73	73	98	97	98
Rent loss accrual				(60)	(163)
Stock-based compensation	550	650	952	778	1,086
Changes in operating assets and liabilities:
Restricted cash	55	65	65	(140)
Prepaid expenses and other current assets	62	232	457	(210)	(78)
Accounts payable, accrued expenses and other payables	(234)	(4,000)	(4,343)	1,852	782
Net cash used in operating activities	(8,977)	(17,943)	(20,427)	(28,669)	(23,398)
Investing activities:
Proceeds from sale of available-for-sale securities				753	23,456
Purchase of available-for-sale securities					(4,314)
Proceeds from sale of marketable securities held by Symphony ViDA, Inc				2,286	(14,663)
Purchase of furniture, fixtures and equipment				(109)	(113)
Proceeds from sale of fixed assets				4
Changes in other assets		40	3		137
Net cash provided by investing activities		40	3	2,934	4,503
Financing activities:
Proceeds from issuance of common stock, net of acquisition costs	17,019	10,380	11,044	9,029	14,691
Proceeds from Symphony ViDA acquisition, net of acquisition costs				12,289
Proceeds from purchase of noncontrolling interest by shareholders in Symphony ViDA, Inc., net of fees					13,952
Proceeds from exercise of employee stock plans		45	50	74
Net cash provided by financing activities	17,019	10,425	11,094	21,392	28,643
(Decrease) increase in cash and cash equivalents	8,042	(7,478)	(9,330)	(4,343)	9,748
Cash and cash equivalents at beginning of period	4,602	13,932	13,932	18,275	8,527
Cash and cash equivalents at end of period	12,644	6,454	4,602	13,932	18,275
Non- cash Disclosures:
Fair market value of stock issued in exchange for warrants	5,381
Fair market value reclassification of CEFF warrants to equity in connection with warrant exchange	3
Fair market value of private placement warrants at issuance		11,868	11,868	4,055	6,111
Fair market value reclassification of CEFF warrants to liabilities in connection with private placement		103	103	155
Fair market value of warrants at exercise		5,043	7,645
Stock issued as consideration for Symphony ViDA, Inc. purchase options					$ 4,000

Consolidated Statements of Stockholders (Deficit) Equity (USD $) In Thousands, except Share data	Total	Total OXiGENE, Inc. Stockholders' (Deficit)/Equity	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest in Symphony ViDA, Inc.
Beginning balance at Dec. 31, 2007	$ 24,857	$ 24,857	$ 14	$ 162,629	$ (137,801)	$ 15
Beginning balance, shares at Dec. 31, 2007			1,425
Formulation of Symphony ViDA, Inc.	9,952						9,952
Unrealized loss from available-for-sale securities	(125)	(125)				(125)
Net loss	(21,401)	(21,401)			(21,401)		(520)
Comprehensive loss	(12,094)	(21,526)					9,432
Issuance of common stock for executive incentive compensation, shares			2
Issuance of common stock for executive incentive compensation	87	87		87
Issuance of common stock related to CEFF, net of cost, shares			32
Issuance of common stock related to CEFF, net of cost	740	740		740
Stock-based compensation expense	999	999		999
Adjustments to Additional Paid in Capital, Warrant Issued	(8,935)	(8,935)		(8,935)
Settlement of Symphony warrant upon exercise	5,622	5,622		5,622
Accounting for additional CEFF investment and warrant as a liability	(489)	(489)		(489)
Issuance of common stock to Symphony as direct investment, net of costs, shares			112
Issuance of common stock to Symphony as direct investment net of costs	1,429	1,429	1	1,428
Exercise of Symphony warrant issuance of shares of common stock, shares			564
Exercise of Symphony warrant issuance of shares of common stock	12,523	12,523	6	12,517
Issuance of common stock as compensation for purchase option, shares			180
Issuance of common stock as compensation for purchase option	4,000	4,000	2	3,998
Ending balance at Dec. 31, 2008	28,739	19,307	23	178,596	(159,202)	(110)	9,432
Ending balance, shares at Dec. 31, 2008			2,315
Unrealized loss from available-for-sale securities	110	110				110
Net loss	(24,728)	(24,728)			(24,728)		(4,215)
Comprehensive loss	(28,833)	(24,618)					(4,215)
Issuance of common stock for Symphony ViDA, Inc. acquisition (including $10.4 million of excess purchase price over carrying value of non controlling interest), shares			500
Issuance of common stock for Symphony ViDA, Inc. acquisition (including $10.4 million of excess purchase price over carrying value of non controlling interest)	(87)	5,130	5	5,125			(5,217)
Issuance of common stock in lieu of compensation for the Board of Directors, shares			15
Issuance of common stock in lieu of compensation for the Board of Directors	321	321		321
Elimination of the CEFF warrant derivative liability due to the Symphony ViDA, Inc. acquisition	155	155		155
Issuance of common stock in direct registration net of costs and fair value of warrants issued of $4,055, shares			313
Issuance of common stock in direct registration net of costs and fair value of warrants issued of $4,055	4,974	4,974	3	4,971
Issuance of common stock under employee stock purchase plan, shares			3
Issuance of common stock under employee stock purchase plan	125	125		125
Stock-based compensation expense	407	407		407
Forfeiture of restricted stock, shares			(9)
Forfeiture of restricted stock	(2)	(2)		(2)
Ending balance at Dec. 31, 2009	5,799	5,799	31	189,698	(183,930)
Ending balance, shares at Dec. 31, 2009			3,137
Net loss	(23,770)	(23,770)
Issuance of common stock and common stock warrants in connection with the private placement financing, net of expenses of $877, shares			329
Issuance of common stock and common stock warrants in connection with the private placement financing, net of expenses of $877	(313)	(313)	3	(316)
Issuance of common stock in lieu of compensation for the Board of Directors, shares			19
Issuance of common stock in lieu of compensation for the Board of Directors	325	325		325
Reclass of CEFF warrants to derivative liability in March 2010 due to private placement warrants	(103)	(103)		(103)
Exercise of warrants issued in private placement financing, shares			1,347
Exercise of warrants issued in private placement financing	8,255	8,255	14	8,241
Issuance of common stock under ATM, net of expenses of $288, shares			664
Issuance of common stock under ATM, net of expenses of $288	3,806	3,806	7	3,799
Issuance of common stock under employee stock purchase plan, shares			4
Issuance of common stock under employee stock purchase plan	33	33		33
Stock-based compensation expense	687	687		687
Exercise of stock options, shares			1
Exercise of stock options	26	26		26
Ending balance at Dec. 31, 2010	$ (5,255)	$ (5,255)	$ 55	$ 202,390	$ (207,700)
Ending balance, shares at Dec. 31, 2010			5,501

Consolidated Statements of Stockholders (Deficit) Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Carrying value of noncontrolling interest on acquisition		$ 10,400,000
Fair value of warrants		4,055,000
Expenses with private placement financing	877,000
Expenses with issuance of common stock	288,000
Parent [Member]
Carrying value of noncontrolling interest on acquisition		10,400,000
Fair value of warrants		4,055,000
Expenses with private placement financing	877,000
Expenses with issuance of common stock	288,000
Common Stock [Member]
Carrying value of noncontrolling interest on acquisition		10,400,000
Fair value of warrants		4,055,000
Expenses with private placement financing	877,000
Expenses with issuance of common stock	288,000
Additional Paid-in Capital [Member]
Carrying value of noncontrolling interest on acquisition		10,400,000
Fair value of warrants		4,055,000
Expenses with private placement financing	877,000
Expenses with issuance of common stock	288,000
Noncontrolling Interest [Member]
Carrying value of noncontrolling interest on acquisition		$ 10,400,000

Description of Business and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Description of Business and Significant Accounting Policies [Abstract]
Description of Business and Significant Accounting Policies
1. Summary of Significant Accounting Policies
Basis of Presentation
     The accompanying unaudited condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. They have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, however, all adjustments (consisting primarily of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.
     The balance sheet at December 31, 2010 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. For further information, refer to the financial statements and footnotes thereto included in the Annual Report on Form 10-K for OXiGENE, Inc. (the “Company”) for the year ended December 31, 2010, which can be found at www.oxigene.com. The Report of Independent Registered Public Accounting Firm at the beginning of the Consolidated Financial Statements section in our Annual Report on Form 10-K for the year ended December 31, 2010 includes a going concern explanatory paragraph.
     During the nine months ended September 30, 2011, the Company sold approximately 7,707,000 shares of common stock pursuant to an “at the market” (ATM) equity offering sales agreement with McNicoll, Lewis & Vlak LLC, or MLV, resulting in net proceeds to the Company of approximately $17,019,000. In October 2011 the Company sold approximately 86,000 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $128,000. There remains a total of approximately $3,700 in net proceeds of the maximum amount allowed under the Company’s prospectus supplement to Form S-3 dated July 8, 2011. No assurance can be given that the Company will sell any additional shares under the ATM sales agreement, or, if it does, as to the price or amount of shares that it will sell, or the dates on which any such sales will take place.
     On September 1, 2011, the Company announced a restructuring plan designed to focus the Company’s capital resources on its most promising early-stage clinical programs and further reduce its cash utilization. The Company announced the following key aspects of the restructuring and their effects on the Company’s operations including current and planned clinical trials:
•	At this time, a Company sponsored Phase 3 registrational study of ZYBRESTAT in patients with anaplastic thyroid cancer (ATC) funded entirely by Company financial resources is not feasible. OXiGENE intends to continue to explore options for conducting such a study, including potential collaborations with national and international head and neck cancer cooperative groups. Future development decisions concerning ZYBRESTAT in patients with ATC will be made following a review of all options by OXiGENE’s management and its board of directors.

•	OXiGENE is concluding the final analysis of its completed Phase 2 study of ZYBRESTAT in conjunction with standard chemotherapy and bevacizumab in patients with non-small cell lung cancer (FALCON study). Once the final overall survival data is available a decision regarding further development of the study of ZYBRESTAT in patients with NSCLC will be made. Any future development decisions concerning the study of ZYBRESTAT in patients with NSCLC will be made following review of final data by the Company’s management and board of directors.

•	OXiGENE plans to continue to support the ongoing randomized Phase 2 trial of ZYBRESTAT in combination with bevacizumab in patients with relapsed ovarian cancer, which is an NCI-sponsored study being conducted by the Gynecologic Oncology Group (GOG), an organization dedicated to clinical research in the field of gynecologic cancer.

•	OXiGENE plans to continue support of the ongoing investigator-sponsored Phase 1 trial of OXi4503 in patients with AML or myelodysplastic syndrome (MDS), being conducted at the University of Florida and with support by The Leukemia & Lymphoma Society’s Therapy Acceleration Program.

•	OXiGENE will evaluate additional early-stage development opportunities for its two product candidates, ZYBRESTAT and OXi4503, subject to available resources at the time.

•	The Company is reducing its workforce by 11 full-time equivalent employees or approximately 61%.
•	The Company will seek to reduce the amount of space it currently rents, primarily by closing its office in Waltham, Massachusetts and by conducting its operations only out of its South San Francisco office as soon as practicable.
     The Company offered severance benefits to the terminated employees, and anticipates recording a total charge of approximately $1,200,000, primarily associated with personnel-related termination costs. In order to provide for an orderly transition, the Company is implementing the reduction in work force in a phased manner. The Company took a restructuring charge in the third quarter of 2011 of approximately $1,146,000, with the remainder expected to be taken over the following two quarters as the transition is effected. Substantially all of the charge is expected to represent cash expenditures. The Company anticipates that, with its current financial resources, it will be able to support the completion of the ongoing clinical studies outlined above. Should the Company decide to initiate additional studies, it would need to raise additional capital. Upon completion of the restructuring activities outlined above, the Company expects to reduce expenses from its current levels by an annual amount of approximately $2,000,000.
     Based on the Company’s current ongoing programs and operations and taking into consideration the expected reductions in cash utilization resulting from its September 2011 reduction in force, the Company’s expect its current cash resources will be sufficient to fund operations through the first half of fiscal 2013. However, OXiGENE’s cash requirements may vary materially from those now planned for or anticipated by management due to numerous risks and uncertainties. The Company is aggressively pursuing other forms of capital infusion including public or private financing, strategic partnerships or other arrangements with organizations that have capabilities and/or products that are complementary to the Company’s own capabilities and/or products, in order to continue the development of its product candidates. If the Company is unable to access additional funds when needed, it may not be able to continue the development of its product candidates or the Company could be required to delay, scale back or eliminate some or all of its development programs and other operations. Any additional equity financing, which may not be available to the Company or may not be available on favorable terms, will likely be dilutive to its current stockholders and debt financing, if available, may involve restrictive covenants. If the Company accesses funds through collaborative or licensing arrangements, it may be required to relinquish rights to some of its technologies or product candidates that it would otherwise seek to develop or commercialize on its own, on terms that are not favorable to the Company. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, will materially harm its business, financial condition and results of operations. As a result of this uncertainty and the substantial doubt about the Company’s ability to continue as a going concern as of December 31, 2010, the Report of Independent Registered Public Accounting Firm at the beginning of the Consolidated Financial Statements section in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010 includes a going concern explanatory paragraph. If the Company is unable to access additional funds in the future or reduce cash expenditures as anticipated, it is likely that the Company’s 2011 Report of Independent Registered Public Accounting Firm will also include a going concern explanatory paragraph.
Fair Value
     The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the Company’s investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:
Level 1 inputs	Quoted prices in active markets;

Level 2 inputs	Generally include inputs with other observable qualities, such as quoted prices in active markets for similar assets or quoted prices for identical assets in inactive markets; and

Level 3 inputs	Valuations based on unobservable inputs.
     As of September 30, 2011 and December 31, 2010, OXiGENE did not hold any assets or liabilities subject to these standards, except the derivative liabilities and other financial instruments discussed below in “Warrants”, which are valued using level 3 inputs. As of September 30, 2011 and December 31, 2010, OXiGENE held $12,664,000 and $4,677,000 in cash, cash equivalents and restricted cash, respectively. The Company has adopted the fair value standard as it relates to the non-recurring fair value measurements, such as the assessment of other long-lived assets for impairment.
Accrued Research and Development
     The Company charges all research and development expenses, both internal and external costs, to operations as incurred. The Company’s research and development costs represent expenses incurred from the engagement of outside professional service organizations, product manufacturers and consultants associated with the development of the Company’s potential product candidates. The Company recognizes expenses associated with these arrangements based on the completion of activities as specified in the applicable contracts. Costs incurred under fixed-fee contracts are expensed ratably over the contract period absent any knowledge that the services will be performed other than ratably. Costs incurred under contracts with clinical trial sites and principal investigators are generally accrued on a patient-treated basis consistent with the terms outlined in the contract. In determining costs incurred on some of these programs, the Company takes into consideration a number of factors, including estimates and input provided by internal program managers. Upon termination of such contracts, the Company is normally only liable for costs incurred and committed to date. As a result, accrued research and development expenses represent the Company’s reasonably estimated contractual liability to outside service providers at any particular point in time.
Accounting for Derivative Financial Instruments Indexed to and Potentially Settled in the Company’s Common stock
     The Company evaluates all derivative financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments in the Company’s financial statements. The Company considers a number of generally accepted accounting principles to determine such treatment. The Company performs a number of steps to evaluate the features of the instrument against the guidance provided in the accounting pronouncements in order to determine the appropriate accounting treatment. The Company’s policy with regard to settling outstanding financial instruments is to settle those with the earliest maturity date first which essentially sets the order of preference for settling the awards. In the majority of circumstances, the Company utilizes the Black Scholes method to determine the fair value of its derivative financial instruments. In some cases, where appropriate, the Company utilizes the Binomial method or other appropriate methods to determine the fair value of such derivative financial instruments. Key valuation factors in determining the fair value include, but are not limited to, the current stock price as of the date of measurement, the exercise price, the remaining contractual life, expected volatility for the instrument and the risk-free interest rate. Changes in fair value are recorded as a gain or loss in the Company’s Statement of Operations with the corresponding amount recorded as an adjustment to liability on its Balance Sheet. The expected volatility factor, in particular, is subject to significant variability from measurement period to measurement period and can result in large gains or losses from period to period.
Patents and Patent Applications
     The Company has filed applications for patents in connection with technologies that it is developing. The patent applications and any patents issued as a result of these applications are important to the protection of the Company’s technologies that may result from its research and development efforts. Costs associated with patent applications and maintaining patents are expensed as general and administrative expense as incurred.
Stock-based Compensation
     The Company expenses the estimated fair value of all share-based payments issued to employees over the vesting period. The Company has a 2005 Stock Plan (“2005 Plan”) that provides for the award of stock options, restricted stock and stock appreciation rights to employees, directors and consultants to the Company. The Company also has a 2009 Employee Stock Purchase Plan (“2009 ESPP”).
     The Company is required to estimate the level of award forfeitures expected to occur and record compensation expense only for those awards that are ultimately expected to vest. This requirement applies to all awards that are not yet vested. Accordingly, OXiGENE performs a historical analysis of option awards that were forfeited prior to vesting, and ultimately records total stock option expense that reflects this estimated forfeiture rate. In the Company’s calculation, it segregates participants into two distinct groups, (1) directors and officers and (2) employees, and OXiGENE applies estimated forfeiture rates using the Straight Line method. This analysis is re-evaluated quarterly and the forfeiture rate is adjusted as necessary.
Income Taxes
     The Company accounts for income taxes based upon the provisions of ASC 740, Income Taxes. Under ASC 740, deferred taxes are recognized using the liability method whereby tax rates are applied to cumulative temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes based on when and how they are expected to affect the tax return.
     Realization of the deferred tax assets is uncertain due to the historical losses of the Company and therefore a full valuation allowance has been established.

1. Description of Business and Significant Accounting Policies
     Description of Business
     OXiGENE, Inc. (the “Company”), incorporated in 1988 in the state of New York and reincorporated in 1992 in the state of Delaware, is a clinical-stage, biopharmaceutical company developing novel therapeutics to treat cancer and eye diseases. OXiGENE’s primary focus is the development and commercialization of product candidates referred to as vascular disrupting agents, or VDAs, that selectively disable and destroy abnormal blood vessels that provide solid tumors a means of growth and survival and also are associated with visual impairment in a number of ophthalmological diseases and conditions. To date, more than 400 subjects have been treated with ZYBRESTAT in human clinical trials, and the drug candidate has generally been observed to be well-tolerated. Currently, the Company does not have any products available for sale; however, it has two therapeutic product candidates in various stages of clinical and pre-clinical development, as well as additional product candidates currently in research and development.
     OXiGENE’s primary drug development candidates, ZYBRESTAT and OXi4503, are based on a series of natural products called Combretastatins, and are VDAs. The Company is currently developing its VDA drug candidates for indications in both oncology and ophthalmology. OXiGENE’s most advanced drug candidate is ZYBRESTAT, a VDA, which is being evaluated in multiple ongoing and planned clinical trials in various oncology and ophthalmic indications. The Company conducts scientific activities pursuant to collaborative arrangements with universities. Regulatory and clinical testing functions are generally contracted out to third-party, specialty organizations.
     In February 2011, the Company’s board of directors voted unanimously to implement a 1:20 reverse stock split of the Company’s common stock, following authorization of the reverse split by a shareholder vote on December 21, 2010. The reverse split became effective on February 22, 2011. All of the share and per share amounts, except for the per share fair value amounts, discussed and shown in the consolidated financial statements and notes have been adjusted to reflect the effect of this reverse split. In the first quarter of OXiGENE’s fiscal 2011, the Company will revalue all of its derivative liability and equity instruments that use the Black Scholes method of valuation effective as of the date of the reverse split. The change in value of such instruments will be recorded as a gain or loss in the Company’s statement of operations in the first quarter. These gains or losses could be substantial.
     To date, OXiGENE has financed its operations principally through net proceeds received from private and public equity financings. The Company’s cash, restricted cash and cash equivalents balance as of December 31, 2010 was $4,677,000.
     On March 11, 2010 the Company completed a definitive agreement with certain institutional investors to sell 328,947 shares of its common stock and four separate series of warrants to purchase common stock in a private placement. Gross proceeds of the financing were approximately $7,500,000, before deducting placement agent fees and offering expenses, and excluding the subsequent exercises of the warrants.
     On July 21, 2010, the Company entered into an “at the market” (ATM) equity offering sales agreement with McNicoll, Lewis & Vlak LLC, or MLV, pursuant to which it may issue and sell shares of its common stock from time to time through MLV acting as sales agent and underwriter. Sales of the Company’s common stock through MLV, if any, are made on the Company’s principal trading market by means of ordinary brokers’ transactions at market prices, in block transactions or as otherwise agreed by MLV and the Company. MLV uses its commercially reasonable efforts to sell the Company’s common stock from time to time, based upon instructions from the Company (including any price, time or size limits the Company may impose). The Company pays MLV a commission rate of up to 7.0% of the gross sales price per share of any common stock sold through MLV as agent under the sales agreement. The Company has also provided MLV with customary indemnification rights. During the year ended December 31, 2010, the Company sold 664,150 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $3,806,000. As of December 31, 2010, there were 48,350 shares remaining available for sale under the ATM, based on the number of shares registered to be sold. In January 2011, OXiGENE sold the remaining 48,350 shares resulting in net proceeds to the Company of approximately $180,000. On January 31, 2011, the Company filed a prospectus supplement pursuant to which it may issue and sell additional shares of its common stock having an aggregate offering price of up to $4,790,000 under the ATM.
     In November 2010, the Company received $732,000 for qualified investments in a qualifying therapeutic discovery project under section 48D of the Internal Revenue Code. This amount is recorded within Other income in the 2010 Consolidated Statement of Operations.
     OXiGENE’s ongoing capital requirements will depend on numerous factors, including: the progress and results of preclinical testing and clinical trials of its product candidates under development, including ZYBRESTAT and OXi4503; the progress of its research and development programs; the time and costs expended and required to obtain any necessary or desired regulatory approvals; the resources, if any, that the Company devotes to develop manufacturing methods and advanced technologies; OXiGENE’s ability to enter into licensing arrangements, including any unanticipated licensing arrangements that may be necessary to enable it to continue the Company’s development and clinical trial programs; the costs and expenses of filing, prosecuting and, if necessary, enforcing OXiGENE’s patent claims, or defending against possible claims of infringement by third-party patent or other technology rights; the cost of commercialization activities and arrangements, if any, undertaken by the Company; and, if and when approved, the demand for OXiGENE’s products, which demand depends in turn on circumstances and uncertainties that cannot be fully known, understood or quantified unless and until the time of approval, including the range of indications for which any product is granted approval.
     The Company expects its existing cash and cash equivalents to support the Company’s operations through the first quarter of 2011. Assuming that net proceeds from the potential sale of shares at current market prices under the ATM sales agreement described above are received ratably over the March 2011 to June 2011 timeframe, the Company expects that its existing financial resources, together with the expected net proceeds from the ATM, would be sufficient to fund its operations through the second quarter of 2011. No assurance can be given that the Company will sell any additional shares under the ATM sales agreement, or, if it does, as to the price or amount of shares that it will sell, or the dates on which any such sales will take place. The Company is aggressively pursuing other forms of capital infusion including public or private financing, strategic partnerships or other arrangements with organizations that have capabilities and/or products that are complementary to the Company’s own capabilities and/or products, in order to continue the development of its product candidates.
     OXiGENE will need to access additional funds to remain a going concern beyond the first quarter of 2011 or, if funds are raised through the ATM sales agreement as described above, beyond the second quarter of 2011. Such funding may not be available to OXiGENE on acceptable terms, or at all. If the Company is unable to access additional funds when needed, it may not be able to continue the development of its product candidates or the Company could be required to delay, scale back or eliminate some or all of its development programs and other operations. Any additional equity financing, if available to the Company, may not be available on favorable terms, most likely will be dilutive to its current stockholders and debt financing, if available, may involve restrictive covenants. If the Company accesses funds through collaborative or licensing arrangements, it may be required to relinquish rights to some of its technologies or product candidates that it would otherwise seek to develop or commercialize on its own, on terms that are not favorable to the Company. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, will materially harm its business, financial condition and results of operations. The Company’s ability to raise additional capital could also be impaired if its common shares lose their status on The NASDAQ Capital Market, and trade in the over-the-counter market. These uncertainties create substantial doubt about the Company’s ability to continue as a going concern. The Report of Independent Registered Accounting Firm at the beginning of the Consolidated Financial Statements section of this Form 10-K includes a going concern explanatory paragraph.
     The accompanying financial statements have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.
     Significant Accounting Policies
     Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
     Concentration of Credit Risk
     The Company has no significant off balance sheet concentrations of credit risk. Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of cash and cash equivalents. The Company holds its cash and cash equivalents at one financial institution.
     Cash, Restricted Cash and Cash Equivalents
     The Company considers all highly liquid financial instruments with maturities of three months or less when purchased to be cash equivalents. The Company has $75,000 and $140,000 of restricted cash as of December 31, 2010 and 2009, respectively that is used to secure financing through a Company credit card. This amount is separated from cash and cash equivalents on the Consolidated Balance Sheet.
     Available-for-Sale Securities
     In accordance with the Company’s investment policy, surplus cash may be invested primarily in commercial paper, obligations issued by the U.S. Treasury/ federal agencies or guaranteed by the U.S. government, money market instruments, repurchase agreements, bankers’ acceptances, certificates of deposit, time deposits and bank notes. In accordance with financial accounting standards, the Company separately discloses cash and cash equivalents from investments in marketable securities. The Company designates its marketable securities as available-for-sale securities. Available-for-sale securities are carried at fair value with the unrealized gains and losses, net of tax, if any, reported as accumulated other comprehensive income (loss) in stockholders’ equity. The Company reviews the status of the unrealized gains and losses of its available-for-sale marketable securities on a regular basis. Realized gains and losses and declines in value judged to be other-than-temporary on available-for-sale securities are included in investment income. Interest and dividends on securities classified as available-for-sale are included in investment income. Securities with maturation greater than twelve months, are classified as long-term assets.
     The Company’s investment objectives are to preserve principal, maintain a high degree of liquidity to meet operating needs and obtain competitive returns subject to prevailing market conditions. The Company assesses the market risk of its investments on an ongoing basis so as to avert risk of loss. The Company assesses the market risk of its investments by continuously monitoring the market prices of its investments and related rates of return, and continuously looking for the safest, most risk-averse investments that will yield the highest rates of return in their category.
     The Company did not hold any available-for-sale securities as of December 31, 2010 or 2009.
     Fair Value
     The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. Fair value hierarchy is now established that prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of our investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 inputs	Quoted prices in active markets;

Level 2 inputs	Generally include inputs with other observable qualities, such as quoted prices in active markets for similar assets or quoted prices for identical assets in inactive markets; and

Level 3 inputs	Valuations based on unobservable inputs.
     As of December 31, 2010 and 2009, OXiGENE did not hold any assets or liabilities subject to these standards, except the derivative liabilities and other financial instruments discussed below in “Accounting for Derivative Financial Instruments Indexed to and Potentially Settled in the Company’s Common stock” which are level 3 inputs. Effective January 1, 2009, the Company adopted the fair value standards as they relate to non-recurring fair value measurements, such as the assessment of goodwill and other long-lived assets for impairment.
     Furniture and Fixtures, Equipment and Leasehold Improvements
     Furniture and fixtures, equipment and leasehold improvements are recorded at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets, which range from three to five years.
     License Agreements
     The present value of the amount paid under the license agreement with Arizona State University (see Note 3) has been capitalized and is being amortized over the term of the agreement (approximately 15.5 years). The Company is required to perform an impairment analysis of its long-lived assets if triggering events occur. The Company reviews for such triggering events periodically such as a going concern opinion and continuing losses. The license agreement provides for additional payments in connection with the license arrangement upon the initiation of certain clinical trials or the completion of certain regulatory approvals, which payments could be accelerated upon the achievement of certain financial milestones as defined in the agreement. The Company expenses these payments to research and development in the period the obligation becomes both probable and estimable.
     Accrued Research and Development
     The Company charges all research and development expenses, both internal and external costs, to operations as incurred. The Company’s research and development costs represent expenses incurred from the engagement of outside professional service organizations, product manufacturers and consultants associated with the development of the Company’s potential product candidates. The Company recognizes expenses associated with these arrangements based on the completion of activities as specified in the applicable contracts. Costs incurred under fixed-fee contracts are expensed ratably over the contract period absent any knowledge that the services will be performed other than ratably. Costs incurred under contracts with clinical trial sites and principal investigators are generally accrued on a patient-treated basis consistent with the terms outlined in the contract. In determining costs incurred on some of these programs, the Company takes into consideration a number of factors, including estimates and input provided by internal program managers. Upon termination of such contracts, the Company is normally only liable for costs incurred and committed to date. As a result, accrued research and development expenses represent the Company’s reasonably estimated contractual liability to outside service providers at any particular point in time.
     Accounting for Derivative Financial Instruments Indexed to and Potentially Settled in the Company’s Common stock
     The Company evaluates all derivative financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments in the Company’s financial statements. The Company considers a number of generally accepted accounting principles to determine such treatment. The Company performs a number of steps to evaluate the features of the instrument against the guidance provided in the accounting pronouncements in order to determine the appropriate accounting treatment. The Company’s policy with regard to settling outstanding financial instruments is to settle those with the earliest maturity date first which essentially sets the order of preference for settling the awards. In the majority of circumstances, the Company utilizes the Black Scholes method to determine the fair value of its derivative financial instruments. In some cases, where appropriate, the Company utilizes the Binomial method to determine the fair value of such derivative financial instruments. Key valuation factors in determining the fair value include the current stock price as of the date of measurement, the exercise price, the remaining contractual life, expected volatility for the instrument and the risk-free interest rate. Changes in fair value are recorded as a gain or loss in the Company’s Statement of Operations with the corresponding amount recorded as an adjustment to liability on its Balance Sheet. The expected volatility factor, in particular, is subject to significant variability from measurement period to measurement period and can result in large gains or losses from period to period.
     Revenue Recognition
     Currently, the Company does not have any products available for sale. The only source of potential revenue at this time is from the license to a third party of the Company’s formerly owned Nicoplex and Thiol Test technology. Revenue in connection with this license arrangement is earned based on sales of products or services utilizing this technology. Revenue is recognized under this agreement when payments are received due to the uncertainty of the timing of sales of products or services.
     Stock-based Compensation
     The Company expenses the estimated fair value of all share-based payments issued to employees over the vesting period. The Company has a 2005 Stock Plan (“2005 Plan”), which superseded its 1996 Stock Option Plan that provides for the award of stock options, restricted stock and stock appreciation rights to employees, directors and consultants to the Company. The Company also has a 2009 Employee Stock Purchase Plan (“2009 ESPP”).
     Consolidation of Variable Interest Entity (VIE)
     A variable interest entity (VIE) is (1) an entity that has equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or (2) an entity that has equity investors that cannot make significant decisions about the entity’s operations or that do not absorb their proportionate share of the expected losses or do not receive the expected residual returns of the entity. A VIE should be consolidated by the party that is deemed to be the primary beneficiary, which is the party that has exposure to a majority of the potential variability in the VIE’s outcomes. The application of accounting policy to a given arrangement requires significant management judgment.
     The Company consolidated the financial position and results of operations of ViDA (See Note 7) in accordance with proper accounting guidance. OXiGENE believes ViDA was by design a VIE because OXIGENE had a purchase option to acquire its outstanding voting stock at prices that are fixed based upon the date the option is exercised. The fixed nature of the purchase option price limited Symphony’s returns, as the investor in ViDA. Further, due to the direct investment from Holdings in OXiGENE common stock, as a related party ViDA was a VIE of which OXiGENE was the primary beneficiary. Upon OXiGENE exercising the purchase option in 2009, ViDA became a wholly-owned subsidiary of OXiGENE and ceased being a VIE.
     Accounting and Reporting of Noncontrolling Interests On January 1, 2009, the Company adopted (retrospectively for all periods presented) the new presentation requirements for noncontrolling interests required by ASC 810 Consolidations. Under ASC 810, earnings or losses attributed to the noncontrolling interests are reported as part of consolidated earnings and not as a separate component of income or expense. Accordingly, the Company reported the consolidated earnings of ViDA in its consolidated statement of operations from October 2008, when it entered into a strategic collaboration with Symphony, until July 20, 2009, when OXiGENE acquired 100% of the equity of ViDA pursuant to the Amended and Restated Purchase Option Agreement. Once becoming the Company’s wholly-owned subsidiary, the operating results of ViDA continued to be included in the Company’s consolidated statement of operations but were no longer subject to the presentation requirements applicable to noncontrolling interests. Losses incurred by ViDA prior to July 20, 2009 and attributable to Symphony, were charged to noncontrolling interest.
     Patents and Patent Applications
     The Company has filed applications for patents in connection with technologies being developed. The patent applications and any patents issued as a result of these applications are important to the protection of the Company’s technologies that may result from its research and development efforts. Costs associated with patent applications and maintaining patents are expensed as general and administrative expense as incurred.
     Income Taxes
     The Company accounts for income taxes based upon the provisions of ASC 740 Income Taxes. Under ASC 740, deferred taxes are recognized using the liability method whereby tax rates are applied to cumulative temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes based on when and how they are expected to affect the tax return.
     Subsequent Events
     The Company reviews all activity subsequent to year end but prior to the issuance of the financial statements for events that could require disclosure or which could impact the carrying value of assets or liabilities as of the balance sheet date.

Furniture and Fixtures, Equipment and Leasehold Improvements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Furniture and Fixtures, Equipment and Leasehold Improvements [Abstract]
Furniture and Fixtures, Equipment and Leasehold Improvements
2. Furniture and Fixtures, Equipment and Leasehold Improvements
     Furniture and fixtures, equipment and leasehold improvements are recorded at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets, which range from three to five years. During the second quarter of 2011, $676,000 in fully depreciated assets, primarily consisting of leasehold improvements which were no longer in use, have been written off.
     Property and equipment consisted of the following at the dates indicated below:

	September 30, 2011	December 31, 2010
	(in thousands)
Leasehold improvements	$25	$449

Equipment	598	647

Furniture and fixtures	213	416

Total gross assets	836	1,512

Less accumulated depreciation	(793)	(1,425)

Total property and equipment	$43	$87

2. Furniture and Fixtures, Equipment and Leasehold Improvements
     Furniture and fixtures, equipment and leasehold improvements consisted of the following at the dates indicated below:

	December 31, 2010	December 31, 2009
	(In thousands)
Leasehold improvements	$449	$449
Equipment	647	650
Furniture and fixtures	416	416

Total gross assets	1,512	1,515
Less accumulated depreciation	(1,425)	(1,332)

Total property and equipment	$87	$183

License agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
License agreements [Abstract]
License agreements
4. License agreements
     In August 1999, the Company entered into an exclusive license agreement for the commercial development, use and sale of products or services covered by certain patent rights owned by Arizona State University. From the inception of the agreement through September 30, 2011, the Company has paid a total of $2,500,000 in connection with this license. The Company capitalized the net present value of the total amount paid under the initial terms of the license, or $1,500,000, and is amortizing this amount over the patent life or 15.5 years.
     The Company expects to record amortization expense related to this license agreement of approximately $8,100 per month through November 2014. The net book value at September 30, 2011 and December 31, 2010, was approximately $313,000 and $386,000, respectively. The Company performs an impairment analysis of its long-lived assets if triggering events occur. The Company conducts reviews for such triggering events periodically and, even though triggering events such as a going concern opinion and continuing losses have occurred, the Company has determined that there is no impairment to this asset. The license agreement provides for additional payments from the Company upon the initiation of certain clinical trials or the completion of certain regulatory approvals, which payments could be accelerated upon the achievement of certain financial milestones as defined in the agreement. To date, no clinical trials triggering payments under the agreement have been completed and no regulatory approvals have been obtained. The Company expenses these payments to research and development in the period the obligation becomes both probable and estimable.

3. License agreements
     In August 1999, the Company entered into an exclusive license agreement for the commercial development, use and sale of products or services covered by certain patent rights owned by Arizona State University. From the inception of the agreement through December 31, 2010, the Company has paid a total of $2,500,000 in connection with this license. The Company capitalized the net present value of the total amount paid under the initial terms of the license, or $1,500,000, and is amortizing this amount over the patent life or 15.5 years.
     The Company expects to record amortization expense related to this license agreement of approximately $8,100 per month through November 2014. The net book value at December 31, 2010 and 2009, was $386,000 and 484,000 respectively.

Accrued other	12 Months Ended
Dec. 31, 2010
Accrued other [Abstract]
Accrued other
4. Accrued other
     Accrued other consisted of the following at the dates indicated below:

	December 31, 2010	December 31, 2009
	(In thousands)
Accounting and Legal	$206	$436
Payroll	251	612
Other	171	636

Total Accrued other	$628	$1,684

Stockholders Equity (Deficit) - Common and Preferred Shares	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders' Equity (Deficit) - Common and Preferred Shares [Abstract]
Stockholders' Equity (Deficit) - Common and Preferred Shares
5. Stockholders’ Equity (Deficit), Common and Preferred Shares
     The Company had 300,000,000 shares of common stock authorized as of September 30, 2011 and December 31, 2010. As of September 30, 2011, the Company had approximately 14,771,000 shares of common stock issued and outstanding.
     In July 2010, the Company entered into an “at the market” (ATM) equity offering sales agreement with MLV, pursuant to which it may issue and sell shares of its common stock from time to time through MLV acting as its sales agent and underwriter. Sales of the Company’s common stock through MLV are made on the Company’s principal trading market by means of ordinary brokers’ transactions at market prices, in block transactions or as otherwise agreed by MLV and the Company. The Company has paid MLV a commission rate of up to 7.0% of the gross sales price per share of any common stock sold through MLV as agent under the sales agreement. During the nine months ended September 30, 2011, the Company sold approximately 7,707,000 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $17,019,000. In October 2011 the Company sold approximately 86,000 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $128,000. Under the Company’s current prospectus supplement to Form S-3 dated July 8, 2011, there remains approximately $3,700 in net proceeds available to be sold under the ATM arrangement. No assurance can be given that the Company will sell any additional shares under the ATM sales agreement, or, if it does, as to the price or amount of shares that it will sell, or the dates on which any such sales will take place.
Reverse Stock Split
     In February 2011, the Company’s board of directors voted unanimously to implement a 1:20 reverse stock split of the Company’s common stock, following authorization of the reverse split by a shareholder vote on December 21, 2010. The reverse split became effective on February 22, 2011. All of the share and per share values discussed and shown in the consolidated financial statements prior to this date have been adjusted to reflect the effect of this reverse stock split.
Warrant Exchange Agreements
     On January 18, 2011, OXiGENE entered into separate Warrant Exchange Agreements (Private Placement Warrant Exchange) with each of the holders of Series A and Series C warrants to purchase shares of common stock, issued in March 2010, pursuant to which, at the initial closing, the warrant holders exchanged their outstanding Series A and Series C warrants having “ratchet” price-based anti-dilution protections for (A) an aggregate of 1,096,933 shares of common stock and (B) Series E Warrants to purchase an aggregate of 1,222,623 shares of common stock. The Series E Warrants were not exercisable for nine months, had an exercise price of $4.60 per share (reflecting the market value of the shares of common stock as of the close of trading on January 18, 2011, prior to the entry into the Warrant Exchange Agreements), and did not contain any price-based anti-dilution protections. In addition, the Company agreed to seek shareholder approval to issue, in exchange for the Series E Warrants, up to 457,544 additional shares of common stock to the warrant holders in a subsequent closing. The initial closing occurred on January 20, 2011, and the subsequent closing took place on March 21, 2011, following a stockholder meeting on March 18, 2011. As a result, there were no Series A, Series C or Series E warrants outstanding as of the subsequent closing date nor for any period thereafter. Similar to the Series A and Series C warrants, the Series E Warrants were classified as a liability during the period that they were outstanding.
     In connection with the warrant exchange, the Company also amended its Stockholder Rights Agreement with American Stock Transfer & Trust Company, LLC, dated as of March 24, 2005, as amended as of October 1, 2008, October 14, 2009 and March 10, 2010, to provide that the provisions of the Stockholder Rights Agreement shall not apply to the transactions contemplated by the Warrant Exchange Agreements.
     The following table summarizes the number of shares of common stock of the Company issued and the proceeds received during the nine month period ended September 30, 2011:

Shares Issued in Connection with:	Shares Issued	Net Proceeds
	(in thousands)
Director fees	8	$—

ATM	7,707	17,019

Private Placement Warrant Exchange	1,554	—

Other	1	—

Totals	9,270	$17,019

     Share issuances to our directors under the Director Compensation policy are described below. The shares issued in connection with the Private Placement Warrant Exchange during the nine month period ended September 30, 2011 relate to the Warrant Exchange Agreements described above.
Warrants, Options, Non-Vested Stock, 2009 ESPP and Director Compensation Policy
Warrants
     The following is a summary of the Company’s warrant-related derivative liability activity for the nine months ended September 30, 2011 (in thousands):

(In thousands)
Derivative liability outstanding at December 31, 2010	$7,611
Impact of warrant exchange agreements	(6,071)
CEFF warrants — amounts reclassified to equity	(3)
Net decrease in fair value of all warrants	(1,528)

Derivative liability outstanding at September 30, 2011	$9

     The table below summarizes the value of the warrant-related derivative liabilities recorded on the Company’s balance sheet (in thousands):

	As of September 30,	As of December 31,
	2011	2010
Warrants Issued in Connection with:	Long-term	Long-term
Committed Equity Financing Facility	$—	$6

Direct Registration Series I Warrants	9	107

Private Placement Series A Warrants	—	4,143

Private Placement Series C Warrants	—	3,355

Total derivative liability	$9	$7,611

     The gain (loss) from the change in fair value of warrants and other financial instruments for the three and nine month periods ended September 30, 2011 and September 30, 2010 is summarized below (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Committed Equity Financing Facility Warrants	$—	$5	$3	$95

Direct Registration Warrants	40	99	99	2,077

Excess of value of the Private Placement Warrants at issuance over the net proceeds of the offering	—	—	—	(4,433)

Gain recognized in connection with warrant exchange agreements	—	—	690

Private Placement Warrants	—	(9,997)	1,427	(4,726)

Total gain (loss) on change in fair market value of derivatives	$40	$(9,893)	$2,219	$(6,987)

     The following is a summary of the Company’s outstanding common stock warrants as of September 30, 2011 and December 31, 2010:

			Number of Warrants outstanding as of:
			(in thousands)
		Weighted Average
Warrants Issued in Connection with:	Date of Issue	Exercise Price	September 30, 2011	December 31, 2010
Committed Equity Financing Facility	February 19, 2008	$54.80	13	13

Direct Registration Series I Warrants	July 20, 2009	$42.00	141	141

Private Placement Series A Warrants	March 11, 2010	$5.60	—	1,536

Private Placement Series C Warrants	March 11, 2010	$5.60	—	1,229

Total Warrants outstanding			154	2,919

     Note that as of December 31, 2010, the Committed Equity Financing Facility warrants were accounted for as a liability. Effective with the Warrant Exchange described above, these warrants have been reclassified as equity.
Private Issuance of Public Equity “PIPE” Warrants
     On March 11, 2010, the Company completed a definitive agreement with certain institutional investors to sell shares of its common stock and four separate series of warrants to purchase common stock in a private placement. Gross proceeds of the financing were approximately $7,500,000, before deducting placement agent fees and estimated offering expenses, and excluding the subsequent exercises of the warrants.
     The four separate series of warrants consisted of the following:
     (A) Series A Warrants to initially purchase 328,947 shares of common stock, which were exercisable immediately after issuance, had a 5-year term and had an initial per share exercise price of $30.40;
     (B) Series B Warrants to initially purchase 328,947 shares of common stock, which were initially exercisable at a per share exercise price of $22.80, on the earlier of the six month anniversary of the closing date or the date on which the Company’s stockholders approved the issuance of shares in the transaction, and expired on the later of three months from the effective date of the resale registration statement covering such shares and seven months from the closing date. These warrants expired on October 12, 2010;
     (C) Series C Warrants to initially purchase 328,947 shares of common stock, and which would be exercisable upon the exercise of the Series B Warrants and on the earlier of the six month anniversary of the closing date or the date on which the Company’s stockholders approved the issuance of shares in the transaction, would expire five years after the date on which they become exercisable, and had an initial per share exercise price of $22.80; and
     (D) Series D Warrants to purchase shares of common stock. The Series D Warrants were not immediately exercisable. The Company registered for resale 337,757 shares of common stock issuable upon exercise of the Series D Warrants pursuant to an agreement with the warrant holders. All of the Series D Warrants were exercised by November 4, 2010 and there are no Series D Warrants outstanding after that date.
     The Series A, B and C warrants listed above contained full ratchet anti-dilution features based on the price and terms of any financings completed after March 11, 2010 as described in the warrant agreements. All of the warrants listed above contained a cashless exercise feature as described in the warrant agreements.
     The Company determined that in accordance with Accounting Standards Codification (ASC) 480, Distinguishing Liabilities from Equity, the Series A, B, and C warrants qualify for treatment as liabilities due to provisions of the related warrant agreements that call for the number of warrants and their exercise price to be adjusted in the event that the Company issues additional shares of common stock, options or convertible instruments at a price that is less than the initial exercise price of the warrants. The Company also determined that, in accordance with ASC 815, Derivatives and Hedging, the Series D Warrants meet the definition of a derivative. The issuance date fair market value of the Series A, B, C and D warrants of $11,868,000 was recorded as a liability. The approximately $4,933,000 excess of the fair value of the liability recorded for these warrants over the net proceeds received was recorded as a charge to earnings and is included in “Change in fair value of warrants and other financial instruments” within the Statement of Operations. Changes in the fair market value from the date of issuance to the exercise date and reporting date, until exercised or cancelled will be recorded as a gain or loss in the statement of operations.
     As of December 31, 2010, all Series B and D warrants had either been exercised or expired.
     On January 18, 2011, OXiGENE entered into separate Warrant Exchange Agreements with each of the holders of Series A and Series C warrants to purchase shares of common stock, issued in March 2010, pursuant to which, at the initial closing, the warrant holders exchanged their outstanding Series A and Series C warrants having “ratchet” price-based anti-dilution protections for (A) an aggregate of 1,096,933 shares of common stock and (B) Series E Warrants to purchase an aggregate of 1,222,623 shares of common stock. The Series E Warrants were not exercisable for six months, had an exercise price of $4.60 per share (reflecting the market value of the shares of common stock as of the close of trading on January 18, 2011, prior to the entry into the Warrant Exchange Agreements), and did not contain any price-based anti-dilution protections. In addition, the Company agreed to seek shareholder approval to issue, in exchange for the Series E Warrants, up to 457,544 additional shares of common stock to the warrant holders in a subsequent closing. The Series E Warrants were accounted for as a liability from the date of issuance to the date of exchange, all of which occurred during the first quarter of fiscal 2011. The initial closing occurred on January 20, 2011, and the subsequent closing took place on March 21, 2011, following the stockholder meeting on March 18, 2011. The Company determined that in accordance with Accounting Standards Codification (ASC) 480, Distinguishing Liabilities from Equity, the Series E warrants qualify for treatment as a liability during the period that they were outstanding due to provisions of the related warrant agreement that allow for the warrants to be net settled in shares of the Company’s common stock under certain circumstances as described in the agreement. There were no Series A, Series C or Series E warrants outstanding as of September 30, 2011.
     On January 20, 2011, the date of the initial closing of the Warrant Exchange Agreements, the Company marked the existing Series A and C warrants to market at a combined fair value of $6,633,000. These warrants were exchanged for Series E warrants, valued at $1,555,000, and shares of common stock valued at $4,388,000. The difference between these items was recorded as a gain on the transaction of $690,000. On the date of the subsequent closing, the fair value of the Series E warrants was equal to the value of the 457,544 shares of common stock issued in the exchange, and therefore there was no gain or loss on the transaction.
     The table below summarizes the factors used to determine the value of the Series A and C warrants outstanding during the nine month period ended September 30, 2011. The Company established the fair value of the Series A and C warrants using the Black-Scholes option valuation model:

	Warrant Valuation on date
	of Warrant Exchange
	January 19, 2011		Total Fair Market
	Series A	Series C	Value
Stock Price	$4.32	$4.32
Exercise Price	$5.60	$5.60
Contractual life (in Years)	4.1 years	4.5 years
Expected volatility	82%	79%
Risk-free interest rate	1.53%	1.68%

Fair market value (in thousands)	$3,663	$2,970	$6,633

	Warrant Valuation as of
	December 31, 2010		Total Fair Market
	Series A	Series C	Value
Stock Price	$4.60	$4.60
Exercise Price	$5.60	$5.60
Contractual life (in Years)	4.2 years	4.5 years
Expected volatility	81%	80%
Risk-free interest rate	2.01%	2.01%

Fair market value (in thousands)	$4,143	$3,355	$7,498
     Management determined the fair value of the Series E Warrants on the date of the initial closing to be $1,555,000. This fair value was estimated based upon the $4.00 per share fair value of the 457,544 shares of common stock expected to be exchanged for the Series E Warrants upon shareholder approval adjusted for a 15% discount for lack of marketability which existed until the expected shareholder vote. Management determined the fair value of the Series E warrants on the date of the subsequent closing to be $993,000. This fair value was estimated based upon the $2.17 per share fair value of the 457,544 shares of common stock exchanged for the Series E Warrants.
Committed Equity Financing Facility (“CEFF”) with Kingsbridge Capital Limited
     In February 2008, OXiGENE entered into a Committed Equity Financing Facility (“CEFF”) with Kingsbridge Capital Limited (“Kingsbridge”), which was subsequently amended in February 2010 to increase the commitment period, increase the draw down discount price and increase the maximum draw period. Effective October 14, 2011, the CEFF was terminated by the Company pursuant to the terms of the common stock purchase agreement with Kingsbridge.
     Under the terms of the amended CEFF, Kingsbridge committed to purchase, subject to certain conditions, up to 285,401 shares of the Company’s common stock during the period ending May 15, 2012. While the CEFF was effective, OXiGENE was able to draw down in tranches at discounts as described in detail in the common stock purchase agreement. In connection with the CEFF, the Company issued a warrant to Kingsbridge to purchase 12,500 shares of its common stock at a price of $54.80 per share exercisable beginning six months after February 19, 2008 and for a period of five years thereafter. As of September 30, 2011, there were a total of 253,671 shares available for sale under the CEFF, which has since been terminated.
     Due to the initially indeterminate number of shares of common stock underlying the warrants issued in connection with the Company’s private placement on March 11, 2010, OXiGENE concluded that the CEFF warrants should be recorded as a liability effective with the date of the private placement. The fair value of the warrants on this date was reclassified from equity to derivative liabilities. Changes in the fair market value from the date of the private placement to the reporting date were recorded as a gain or loss in “Change in fair value of warrants and other financial instruments” in the Statement of Operations. Effective with the warrant exchange agreements executed in January 2011 in connection with the March 2010 private placement as described above, the number of shares underlying the warrants issued in connection with the Company’s private placement was no longer indeterminable, and the CEFF warrants were reclassified to equity. The Company revalued these warrants on the effective date of the exchange and recorded the gain in the Statement of Operations. The Company established the fair value of the CEFF warrants using the Black-Scholes option valuation model as reflected in the table below:

	Warrant Valuation as of:
	Date of Warrant
	Exchange
	January 19, 2011	December 31, 2010
Stock Price	$4.32	$4.60
Exercise Price	$54.80	$54.80
Contractual life (in Years)	2.6 years	2.6 years
Expected volatility	87%	96%
Risk-free interest rate	0.82%	1.02%

Fair market value (in thousands)	$3	$6
Direct Registration Warrants
     On July 20, 2009, OXiGENE raised approximately $10,000,000 in gross proceeds, before deducting placement agents’ fees and other offering expenses, in a registered direct offering (the “Offering”) relating to the sale of 312,500 units, each unit consisting of (i) one share of common stock, (ii) a five-year warrant (“Direct Registration Series I”) to purchase 0.45 shares of common stock at an exercise price of $42.00 per share of common stock and (iii) a short-term warrant (“Direct Registration Series II”) to purchase 0.45 shares of common stock at an exercise price of $32.00 per share of common stock (the “Units”). The short-term warrants expired on September 24, 2010 consistent with the terms of the warrant, without being exercised.
     OXiGENE determined that the Direct Registration Series I warrants should be classified as a liability as they require delivery of registered shares of common stock and thus could require net-cash settlement in certain circumstances. Accordingly, these warrants were recorded as a liability at their fair value as of the date of their issuance and are revalued at each subsequent reporting date.
     The fair value of the direct registration warrants was determined using the Black-Scholes option valuation model applying the following assumptions:

	Series I Warrant Valuation as of:
	September 30, 2011	December 31, 2010
	Series I	Series I
Stock Price	$1.01	$4.60
Exercise Price	$42.00	$42.00
Contractual life (in Years)	2.8 years	3.6 years
Expected volatility	108%	86%
Risk-free interest rate	0.42%	1.02%

Fair market value (in thousands)	$9	$107

Options
     The Company’s 2005 Stock Plan as amended at the 2011 Annual Meeting of Stockholders in October 2011 (the “2005 Plan”) provides for the award of options, restricted stock and stock appreciation rights to acquire up to 2,500,000 shares of the Company’s common stock in the aggregate. This number includes shares of its common stock, if any, that were subject to awards under the Company’s 1996 Stock Incentive Plan (the “1996 Plan”) as of the date of adoption of the 2005 Plan but which were returned or will be returned to the 2005 Plan upon the cancellation, surrender or termination of such award. Currently, the 2005 Plan allows for awards of up to 200,000 shares that may be granted to any one participant in any fiscal year. For options subject to graded vesting, the Company elected the straight-line method of expensing these awards over the service period.
     The following is a summary of the Company’s stock option activity under its 1996 Plan and 2005 Plan for the nine-month period ended September 30, 2011:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Life	Value
	(In thousands)		(Years)	(In thousands)
Options outstanding at December 31, 2010	326	$28.49
Granted	17	$1.14
Exercised	—
Forfeited and expired	(78)	$19.98

Options outstanding at September 30, 2011	265	$29.22	6.77

Options exercisable at September 30, 2011	154	$35.63	5.51

Options vested or expected to vest at September 30, 2011	222	$31.09	6.42
     During the nine months ended September 30, 2011, approximately 7,800 options expired. As of September 30, 2011, there was approximately $449,000 of unrecognized compensation cost related to stock option awards that is expected to be recognized as expense over a weighted average period of 2.15 years.
     A total of 17,000 stock options were granted during the nine month period ended September 30, 2011 and 257,000 stock options were granted during the nine month period ended September 30, 2010.
     The following stock options were granted during the three and nine month periods ended September 30, 2011 and September 30, 2010:

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Options Granted (In thousands)	17	83	17	257

Weighted average fair value	$0.79	$0.11	$0.79	$0.81
     The fair values for the stock options granted were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions for the three and nine month periods ended September 30, 2011 and 2010:

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Weighted Average Assumptions
Risk-free interest rate	0.85%	0.50%	0.85%	1.83%
Expected life	5 years	5 years	5 years	5 years
Expected volatility	90%	74%	90%	70%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Restricted Stock
     The Company recorded expense of $0 and approximately $11,000 during the three month periods ended September 30, 2011 and September 30, 2010, respectively, related to restricted stock awards granted in June 2007. The Company recorded expense of approximately $19,000 and $71,000 during the nine month periods ended September 30, 2011 and September 30, 2010, respectively. The restricted stock awards were valued based on the closing price of the Company’s common stock on their respective grant dates. Compensation expense has been recognized on a straight-line basis over the 4 year vesting period of the awards.
Employee Stock Purchase Plan (2009 ESPP)
     Under the 2009 Employee Stock Purchase Plan (the “2009 ESPP”), employees have the option to purchase shares of the Company’s common stock at 85% of the closing price on the first day of each purchase period or the last day of each purchase period (as defined in the 2009 ESPP), whichever is lower, up to specified limits. Eligible employees are given the option to purchase shares of the Company’s common stock, on a tax-favored basis, through regular payroll deductions in compliance with Section 423 of the Internal Revenue Code of 1986, as amended (the “Code”). Currently, an aggregate of 125,000 shares of common stock may be issued under the 2009 ESPP, subject to adjustment each year pursuant to the terms of the 2009 ESPP. The Company recorded expense relating to the 2009 ESPP for the three month periods ended September 30, 2011 and September 30, 2010 of approximately $0 and $3,000, respectively. The Company recorded expense relating to the 2009 ESPP for the nine month periods ended September 30, 2011 and September 30, 2010 of approximately $1,000 and $6,000, respectively. Pursuant to the 2009 ESPP provisions, each year beginning in 2010 there will be an annual increase in the number of shares available for issuance under the ESPP on the first day of the new year in an amount equal to the lesser of: 25,000 shares or 5% of the shares of Common Stock outstanding on the last day of the preceding fiscal year.
Director Compensation Policy
     In December 2009, the board of directors approved a policy which established compensation to be paid to non- employee directors of the Company, to provide an inducement to obtain and retain the services of qualified persons to serve as members of the board of directors. In September 2011, the board of directors approved an amendment and restatement of the policy (the “Amended and Restated Director Compensation Policy”). The Amended and Restated Director Compensation Policy provides for annual compensation of $80,000 in cash/equity value to each non-employee director payable in two payments of $40,000 in cash/equity value, on January 2 and July 1. Each non-employee director may elect to receive such compensation in a combination of fully vested options and/or stock and up to 50% in cash. Prior to the September 2011 amendment, each of the Company’s non-employee directors were granted 1,250 fully vested shares of common stock on both January 2 and July 1 of each year they were a director. The Company recorded expense for the three month periods ended September 30, 2011 and September 30, 2010, of $13,000 and $29,000, respectively, for these shares. The Company recorded expense of approximately $48,000 and $229,000 during the nine month periods ended September 30, 2011 and September 30, 2010, respectively, for these shares.

5. Stockholder’s (Deficit) Equity — Common and Preferred Shares
     The Company had 300,000,000 and 150,000,000 shares of common stock authorized as of December 31, 2010 and December 31, 2009, respectively. As of December 31, 2010, the Company had 5,500,600 shares of common stock issued and outstanding.
     On March 11, 2010, the Company completed a private placement of common stock with certain institutional investors to sell 328,947 shares of OXiGENE common stock and four separate series of warrants to purchase common stock. Gross proceeds of the financing were approximately $7,500,000, before deducting placement agent fees and estimated offering expenses, and assuming no exercise of the warrants. On the date of issuance, these warrants were initially valued at $11,868,000. The approximately $4,933,000 excess of the fair value of the liability recorded for these warrants over the proceeds received was recorded as a charge to earnings in the first quarter of 2010 and is included in “Change in fair value of warrants and other financial instruments” within the Statement of Operations.
     On July 21, 2010, the Company entered into an “at the market” (ATM) equity offering sales agreement with McNicoll, Lewis & Vlak LLC, or MLV, pursuant to which it may issue and sell shares of its common stock from time to time through MLV acting as sales agent and underwriter. Sales of the Company’s common stock through MLV are made on the Company’s principal trading market by means of ordinary brokers’ transactions at market prices, in block transactions or as otherwise agreed by MLV and the Company. MLV uses its commercially reasonable efforts to sell the Company’s common stock from time to time, based upon instructions from the Company (including any price, time or size limits the Company may impose). The Company pays MLV a commission rate of up to 7.0% of the gross sales price per share of any common stock sold through MLV as agent under the sales agreement. The Company has also provided MLV with customary indemnification rights. During the year ended December 31, 2010, the Company sold 664,150 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $3,806,000. As of December 31, 2010, there were 48,350 shares remaining available for sale under the ATM, based on the number of shares registered to be sold. In January 2011, OXiGENE sold the remaining 48,350 shares resulting in net proceeds to the Company of approximately $180,000. On January 31, 2011, the Company filed a prospectus supplement pursuant to which it may issue and sell additional shares of its common stock having an aggregate offering price of up to $4,790,000 under the ATM.
     Warrants, Options, Non-Vested Stock, 2009 ESPP and Director Compensation Policy
     Warrants
     The following is a summary of the Company’s Derivative liability activity for the year ended December 31, 2010 (in 000’s):

Derivative liability outstanding at December 31, 2009	$2,200
Private placement warrants— fair value at issuance	11,868
CEFF warrants— amounts reclassified to derivative liability based upon the fair value at the issuance date of the Private placement warrants	103
Net increase in fair value of all warrants	1,085
Amount reclassified to equity based upon the fair value at the date of exercise of warrants	(7,645)

Derivative liability outstanding at December 31, 2010	$7,611

     The table below summarizes the value (in thousands) of the warrant-related liabilities recorded on the Company’s balance sheet.

	As of December 31,		As of December 31,
	2010		2009
Warrants Issued in Connection with:	Current	Long-term	Current	Long-term
Committed Equity Financing Facility		$6		$—
Direct Registration Series I Warrants		107		1,350
Direct Registration Series II Warrants	—		850
PIPE Series A Warrants		4,143		—
PIPE Series C Warrants		3,355		—

Total derivative liability	$—	$7,611	$850	$1,350

     The (loss) gain from the change in fair value of warrants and other financial instruments for the years ended December 31, 2010, 2009 and 2008 is summarized below (in thousands).

	2010	2009	2008
Symphony Additional Investment Shares	$—	$416	$3,312
Committed Equity Financing Facility Warrants	96	(105)	23
Direct Registration Warrants	2,093	1,855	—
Excess of value of the Private Placement Warrants at issuance over the net proceeds of the offering	(4,933)	—	—
Private Placement Warrants	(3,274)	—	—

Total (loss) gain on change in fair market value of derivatives	$(6,018)	$2,166	$3,335

     The following is a summary of the Company’s outstanding common stock warrants as of December 31, 2010 and 2009:

		Weighted
		Average	Number of Warrants Outstanding as of:
Warrants Issued in Connection with:	Date of Issue	Exercise Price	December 31, 2010	December 31, 2009
			(In thousands)
Committed Equity Financing Facility	February 19, 2008	$54.80	13	13
Direct Registration Series I Warrants	July 20, 2009	$42.00	141	141
Direct Registration Series II Warrants	July 20, 2009	$32.00	—	141
Private Placement Series A Warrants	March 11, 2010	$5.60	1,536	—
Private Placement Series C Warrants	March 11, 2010	$5.60	1,229	—

Total Warrants outstanding			2,919	295

     On March 11, 2010, the Company completed a definitive agreement with certain institutional investors to sell shares of its Common stock and four separate series of warrants to purchase Common stock in a private placement. Gross proceeds of the financing were approximately $7,500,000, before deducting placement agent fees and estimated offering expenses, and excluding the subsequent exercises of the warrants.
     The four separate series of warrants consisted of the following:
     (A) Series A Warrants to initially purchase 328,947 shares of common stock, which were exercisable immediately after issuance, had a 5-year term and had an initial per share exercise price of $30.40;
     (B) Series B Warrants to initially purchase 328,947 shares of common stock, which were initially exercisable at a per share exercise price of $22.80, on the earlier of the six month anniversary of the closing date or the date on which the Company’s stockholders approve the issuance of shares in the transaction, and expired on the later of three months from the effective date of the resale registration statement covering such shares and seven months from the closing date. These warrants expired on October 12, 2010;
     (C) Series C Warrants to initially purchase 328,947 shares of common stock, and which would be exercisable upon the exercise of the Series B Warrants and on the earlier of the six month anniversary of the closing date or the date on which the Company’s stockholders approve the issuance of shares in the transaction, would expire five years after the date on which they become exercisable, and had an initial per share exercise price of $22.80; and
     (D) Series D Warrants to purchase shares of common stock. The Series D Warrants were not immediately exercisable. The Company registered for resale 337,757 shares of common stock issuable upon exercise of the Series D Warrants pursuant to an agreement with the warrant holders. All of the Series D Warrants were exercised by November 4, 2010 and there are no Series D Warrants outstanding after that date.
     The Series A, B and C warrants listed above contained full ratchet anti-dilution features based on the price and terms of any financings completed after March 11, 2010 as described in the warrant agreements. As set forth in the table below, the number of shares issuable upon exercise of the Series A, B and C Warrants has increased substantially and the per share exercise price has decreased substantially, as a result of the operation of these features. The final number of shares of common stock issuable upon exercise of the Series D Warrants was determined following two pricing periods, each of no less than seven trading days and no more than thirty trading days, as determined individually by each holder of Series D Warrants. The first of these pricing periods occurred from July 1, 2010 to August 11, 2010. The second of these pricing periods occurred from September 11, 2010 to October 22, 2010. The series D Warrants provided that if during the applicable pricing period, the arithmetic average of the seven lowest closing bid prices of the common stock (as reported on the NASDAQ Stock Market) was less than the purchase price in the offering ($22.80), each holder’s Series D Warrants shall become exercisable for an additional number of shares pursuant to a formula set forth in the Purchase Agreement. Since the arithmetic average of such prices was below $22.80 per share during the applicable pricing periods, the number of shares issuable upon exercise of the Series D Warrants has increased substantially as set forth in the table below. All of the warrants listed above contained a cashless exercise feature as described in the warrant agreements.
     The following is a summary of the adjusted number of warrants from the original amounts issued for each of the series of warrants during the year ended December 31, 2010 as a result of the operation of the full ratchet anti-dilution provisions of such warrants (in thousands, except for the Adjusted Exercise Price):

	Original
	Number of	Adjusted	Adjusted
	Warrants	Number of	Exercise
Warrant Series:	Issued	Warrants	Price
Series A Warrants	329	1,786	$5.60
Series B Warrants	329	1,339	$5.60
Series C Warrants	329	1,339	$5.60
Series D Warrants	338	1,028	$0.02

Total	1,325	5,492

     The Company determined that in accordance with Accounting Standards Codification (ASC) 480, Distinguishing Liabilities from Equity, the Series A, B, and C warrants qualify for treatment as liabilities due to provisions of the related warrant agreements that call for the number of warrants and their exercise price to be adjusted in the event that the Company issues additional shares of common stock, options or convertible instruments at a price that is less than the initial exercise price of the warrants. The Company also determined that, in accordance with ASC 815, Derivatives and Hedging, the Series D Warrants meet the definition of a derivative. The issuance date fair market value of the Series A, B, C and D warrants of $11,868,000 was recorded as a liability. The approximately $4,933,000 excess of the fair value of the liability recorded for these warrants over the net proceeds received was recorded as a charge to earnings and is included in “Change in fair value of warrants and other financial instruments” within the Statement of Operations. During the quarter ended December 31, 2010, approximately $500,000 of the total issuance costs of $877,000 associated with the March 2010 private placement was allocated to the warrants and is included within this $4,933,000 charge. These allocated issuance costs were initially recorded as a charge against additional paid-in-capital during the quarter ended March 31, 2010. Changes in the fair market value from the date of issuance to the exercise date and reporting date, until exercised or cancelled will be recorded as a gain or loss in the statement of operations.
     The following is a summary of the warrants exercised during the year ended December 31, 2010 and the fair value of those warrants. The Company established the fair value at each exercise date of the Series A and B warrants using the Black-Scholes option valuation model and the fair value at each exercise date of the Series D warrants using the Binomial option valuation model (in thousands):

	Summary of the Valuation of Warrants Exercised as of
	December 31, 2010
	Series A	Series B	Series C	Series D	Total
Warrants exercised	250	1,229	—	1,028	2,507
Fair market value at exercise date	$811	$1,257	$—	$5,577	$7,645

Number of shares Issued for Warrants Exercised	70	253	—	1,024	1,347
     The Company reduced the respective derivative liability for the fair market value of the warrants exercised with the offset being recorded as an increase to Additional paid-in capital.
     The table below summarizes the factors used to determine the value of warrants outstanding as of December 31, 2010 and March 11, 2010, the date of issuance of the warrants. The Company established the fair value of the Series A, B and C warrants using the Black-Scholes option valuation model and the fair value of the Series D warrants using the Binomial option valuation model applying the following assumptions:

	Warrant Valuation as of				Total Fair
	December 31, 2010				Market
	Series A	Series B	Series C	Series D	Value
Stock Price	$4.60		$4.60
Exercise Price	$5.60		$5.60
Contractual life (in Years)	4.2 years		4.5 years
Expected volatility	81%		80%
Risk-free interest rate	2.01%		2.01%
Fair market value (in thousands)	$4,143	$—	$3,355	$—	$7,498

	Warrant Valuation on Date of Issuance				Total Fair
	March 11, 2010				Market
	Series A	Series B	Series C	Series D	Value
Stock Price	$24.80	$24.80	$24.80	$24.80
Exercise Price	$30.40	$22.80	$22.80	$0.02
Contractual life (in Years)	5.0 years	0.6 years	5.3 years	0.3 years
Expected volatility	67%	60%	67%	62%
Risk-free interest rate	2.43%	0.22%	2.43%	0.22%
Fair market value (in thousands)	$4,331	$1,774	$4,930	$833	$11,868

     As of October 12, 2010, consistent with the terms of the Series B warrant agreements, the Series B warrants expired. As of October 22, 2010, consistent with the terms of the Series D warrant agreements, the Series D warrants expired. The effective arithmetic average of the seven lowest closing bid prices of the Company’s common stock resulting in the final number of adjusted Series D warrants was $5.52.
     See Note 13 for a discussion of the warrant exchange agreements that were executed in January 2011 relative to the remaining Series A and Series C warrants.
     In February 2008, OXiGENE entered into a Committed Equity Financing Facility (“CEFF”) with Kingsbridge Capital Limited (“Kingsbridge”), which was subsequently amended in February 2010 to increase the commitment period, increase the draw down discount price and increase the maximum draw period.
     Under the terms of the amended CEFF, Kingsbridge committed to purchase, subject to certain conditions, up to 285,401 shares of the Company’s common stock during the period which ends May 15, 2012. Under the CEFF, OXiGENE is able to draw down in tranches of the lesser of (i) $10,000,000 or (ii) a maximum of 3.75 percent of its closing market value at the time of the draw down or the alternative draw down amount calculated pursuant to the common stock purchase agreement, whichever is less, subject to certain conditions. The purchase price of these shares is discounted between 5 and 14 percent from the volume weighted average price of our common stock for each of the eight trading days following the election to sell shares. Kingsbridge is not obligated to purchase shares at prices below $0.75 per share or at a price below 85% of the closing share price of OXiGENE stock in the trading day immediately preceding the commencement of the draw down, whichever is higher. In connection with the CEFF, the Company issued a warrant to Kingsbridge to purchase 12,500 shares of its common stock at a price of $54.80 per share exercisable beginning six months after February 19, 2008 and for a period of five years thereafter. As of December 31, 2010, there remain a total of 253,671 shares available for sale under the CEFF.
     Due to the initially indeterminate number of shares of common stock underlying the warrants issued in connection with the Company’s private placement on March 11, 2010, OXiGENE concluded that the CEFF warrants should be recorded as a liability effective with the date of the private placement. The fair value of the warrants on this date was reclassified from equity to derivative liabilities. Changes in the fair market value from the date of the private placement to the reporting date were recorded as a gain or loss in “Change in fair value of warrants and other financial instruments” in the Statement of Operations. The Company established the fair value of the CEFF warrants using the Black-Scholes option valuation model as reflected in the table below:

		Warrant
		Valuation on
		Date of
	Warrant Valuation	Designation as a
	as of	Liability
	December 31, 2010	March 11, 2010
Stock Price	$4.60	$24.80
Exercise Price	$54.80	$54.80
Contractual life (in Years)	2.6 years	3.4 years
Expected volatility	96%	75%
Risk-free interest rate	1.02%	1.50%
Fair market value (in thousands)	$6	$103

     Direct Registration Warrants
     On July 20, 2009, OXiGENE raised approximately $10,000,000 in gross proceeds, before deducting placement agents’ fees and other offering expenses, in a registered direct offering (the “Offering”) relating to the sale of 312,500 units, each unit consisting of (i) one share of common stock, (ii) a five-year warrant (“Direct Registration Series I”) to purchase 0.45 shares of common stock at an exercise price of $42.00 per share of common stock and (iii) a short-term warrant (“Direct Registration Series II”) to purchase 0.45 shares of common stock at an exercise price of $32.00 per share of common stock (the “Units”). The short-term warrants were exercisable during a period beginning on the date of issuance until the later of (a) nine months from the date of issuance and (b) ten trading days after the earlier of (i) the public announcement of the outcome of the planned interim analysis by the Independent Data Safety Monitoring Committee of data from the Company’s Phase 2/3 pivotal clinical trial regarding ZYBRESTAT™ as a treatment for anaplastic thyroid cancer or (ii) the public announcement of the suspension, termination or abandonment of such trial for any reason. On September 12, 2010, the Company announced interim results from its anaplastic thyroid cancer study and therefore the short-term Direct Registration Series II warrants expired ten trading days later on September 24, 2010, without being exercised.
     The units were offered and sold pursuant to (i) a prospectus dated December 1, 2008 and (ii) a prospectus supplement dated July 15, 2009, pursuant to and forming a part of the Company’s effective shelf registration statement on Form S-3 (Registration No. 333-155371). The net proceeds to the Company from the sale of the Units, after deducting the fees of the placement agents and other offering expenses, were approximately $9,029,000. OXiGENE determined that the Direct Registration Series I and II warrants should be classified as a liability as they require delivery of registered shares of common stock and thus could require net-cash settlement in certain circumstances. Accordingly, these warrants were recorded as a liability at their fair value as of the date of their issuance and are revalued at each subsequent reporting date.
     The fair value of the direct registration warrants was determined using the Black-Scholes option valuation model applying the following assumptions:

	Warrant Valuation as of		Total Fair
	December 31, 2010		Market
	Series I	Series II	Value
Stock Price	$4.60
Exercise Price	$42.00
Contractual life (in Years)	3.6 years
Expected volatility	86%
Risk-free interest rate	1.02%
Fair market value (in thousands)	$107	$—	$107

	Warrant Valuation as of		Total Fair
	December 31, 2009		Market
	Series I	Series II	Value
Stock Price	$22.80	$22.80
Exercise Price	$42.00	$32.00
Contractual life (in Years)	4.6 years	0.9 years
Expected volatility	69%	100%
Risk-free interest rate	2.60%	0.40%
Fair market value (in thousands)	$1,350	$850	$2,200

     Options
     The Company’s 2005 Stock Plan provides for the award of options, restricted stock and stock appreciation rights to acquire up to 375,000 shares of the Company’s common stock. This number includes shares of its common stock, if any, that were subject to awards under the Company’s 1996 Plan as of the date of adoption of the 2005 Plan but which became or will become unissued upon the cancellation, surrender or termination of such award. Currently, the 2005 Plan allows for awards of up to 37,500 shares that may be granted to any participant in any fiscal year. Options are granted with an exercise price equal to the fair market value of the Company’s common stock on the date of grant, generally vest over a period of two to four years and expire ten years from the date of grant. For options subject to graded vesting, the Company elected the straight-line method of expensing these awards over the service period.
     The following is a summary of the Company’s stock option activity under its 1996 Plan and 2005 Plan for the year ended December 31, 2010:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(Years)	(In thousands)
Options outstanding at December 31, 2009	95	$72.00	6.85
Granted	257	$16.20
Exercised	(1)	$15.07		$11
Forfeited and expired	(25)	$67.80

Options outstanding at December 31, 2010	326	$28.39	8.63

Option exercisable at December 31, 2010	93	$52.40	7.05
Options vested or expected to vest at December 31, 2010	233	$32.48	8.37
     During the year ended December 31, 2010, 9,800 options expired. As of December 31, 2010 there was approximately $10,146,000 of unrecognized compensation cost related to stock option awards that is expected to be recognized as expense over a weighted average period of 3.15 years.
     The following stock options were granted during the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Options Granted (In thousands)	257	73	18
Weighted average fair value	$0.45	$0.59	$0.89
     The fair values for the stock options granted were estimated at the date of grant using the Black Scholes option pricing model with the following weighted-average assumptions for the three years ended December 31, 2010, 2009 and 2008:

Weighted Average Assumptions	2010	2009	2008
Risk-free interest rate	1.83%	1.99%	2.13%
Expected life	4 years	5 years	5 years
Expected volatility	70%	58%	55%
Dividend yield	0.00%	0.00%	0.00%
     In calculating the estimated fair value of our stock options, the Company used the Black-Scholes option pricing model which requires the consideration of the following six variables for purposes of estimating fair value:
•	the stock option exercise price,

•	the expected term of the option,

•	the grant date price of OXiGENE’s common stock, which is issuable upon exercise of the option,

•	the expected volatility of OXiGENE’s common stock,

•	the expected dividends on OXiGENE’s common stock (the Company does not anticipate paying dividends in the foreseeable future), and

•	the risk free interest rate for the expected option term.
     Stock Option Exercise Price and Grant Date Price of OXiGENE’s common stock — The closing market price of its common stock on the date of grant.
     Expected Term — The expected term of options represents the period of time for which the options are expected to be outstanding and is based on an analysis of historical behavior of participants over time.
     Expected Volatility — The expected volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate during the term of the option granted. OXiGENE determines the expected volatility based on the historical volatility of its common stock over a period commensurate with the option’s expected term.
     Expected Dividends — Because OXiGENE has never declared or paid any cash dividends on any of its common stock and does not expect to do so in the foreseeable future, the Company uses an expected dividend yield of zero to calculate the grant date fair value of a stock option.
     Risk-Free Interest Rate — The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option’s expected term on the date of grant.
     The Company is required to estimate the level of award forfeitures expected to occur and record compensation expense only for those awards that are ultimately expected to vest. This requirement applies to all awards that are not yet vested, including awards granted prior to January 1, 2006. Accordingly, OXiGENE performed a historical analysis of option awards that were forfeited prior to vesting, and ultimately recorded total stock option expense that reflected this estimated forfeiture rate. In the Company’s calculation, it segregated participants into two distinct groups, (1) directors and officers and (2) employees, and OXiGENE’s estimated forfeiture rates were calculated at 25% and 50%, respectively using the straight line method. This analysis will be re-evaluated quarterly and the forfeiture rate will be adjusted as necessary.
     Non-Vested Restricted Stock
     As of December 31, 2010, the Company had 1,000 shares of non-vested restricted common stock outstanding, issued at a grant price of $81.80.
     The Company recorded expense of approximately $82,000, $242,000 and $393,000 related to outstanding restricted stock awards during the years ended December 31, 2010, 2009 and 2008, respectively. The 1,000 shares of unvested restricted common stock at December 31, 2010 will vest in June 2011. The restricted stock awards were valued based on the closing price of the Company’s common stock on their respective grant dates. Compensation expense is being recognized on a straight -line basis over the 4 year vesting period of the awards.
     Employee Stock Purchase Plan (2009 ESPP)
     In May 2009, the Company’s stockholders approved the 2009 Employee Stock Purchase Plan (the “2009 ESPP”). Under the 2009 ESPP, employees have the option to purchase shares of the Company’s common stock at 85% of the closing price on the first day of each purchase period or the last day of each purchase period (as defined in the 2009 ESPP), whichever is lower, up to specified limits. Eligible employees are given the option to purchase shares of the Company’s common stock, on a tax-favored basis, through regular payroll deductions in compliance with Section 423 of the Internal Revenue Code of 1986, as amended (the “Code”). Currently, an aggregate of 125,000 shares of common stock may be issued under the 2009 ESPP, subject to adjustment each year pursuant to the terms of the 2009 ESPP. The Company recorded expense relating to the 2009 ESPP for years ended December 31, 2010 and 2009 of $8,000 and $50,000, respectively. Pursuant to the 2009 ESPP provisions, each year beginning in 2010 there will be an annual increase in the number of shares available for issuance under the ESPP on the first day of the new year in an amount equal to the lesser of: 25,000 shares or 5% of the shares of Common stock outstanding on the last day of the preceding fiscal year.
     Director Compensation Policy
     In December 2009, the Board of Directors approved the amended and restated director compensation policy, effective as of January 1, 2010 which established compensation to be paid to non employee directors of the Company, to provide an inducement to obtain and retain the services of qualified persons to serve as members of the Company’s Board of Directors. Under this plan, the Company issued 180,000 shares as compensation for Board and committee service in 2009 to each member of the Board. Each of the Company’s non-employee Directors was also granted 500 fully vested shares of common stock on January 2, 2010 as additional compensation for services previously rendered to the Company during 2009, and 1,250 fully vested shares of common stock on each of January 2, 2010 and July 1, 2010 as compensation for services rendered in 2010. The Company recorded expense for the years ended December 31, 2010 and 2009, of $257,000 and $321,000, respectively for these shares.

Restructuring	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Restructuring [Abstract]
Restructuring
3. Restructuring
     On September 1, 2011, the Company announced a restructuring plan designed to focus the Company’s capital resources on its most promising early-stage clinical programs and further reduce its cash utilization. In connection with this restructuring, the Company recognized approximately $721,000 of research and development restructuring expenses and approximately $425,000 of general and administrative restructuring expenses in the quarter ended September 30, 2011. The restructuring expenses include severance payments, health and medical benefits and related taxes, which are expected to be paid through the end of fiscal 2012.
     The following table sets forth the components of the Company’s restructuring for the three-month period ended September 30, 2011 (in thousands):

		Amounts Paid Through	Amounts Accrued as of
	Charges	September 30, 2011	September 30, 2011
General and Administrative Employee severance and related costs	$425	$(21)	$404

Research and Development Employee severance and related costs	721	(12)	709

Total restructuring	$1,146	$(33)	$1,113

     6. Restructuring
     In February 2010, the Company implemented a restructuring plan in which it terminated 20 full-time employees, or approximately 49% of its work force. The purpose of the restructuring was to focus the Company’s resources on its highest-value clinical assets and reduce its cash utilization. The restructuring expenses include severance payments, health and medical benefits and related taxes, which were paid through August 2010. No amounts remain outstanding as of December 31, 2010. The Company incurred severance and related costs of $458,000 for research and development employees and $52,000 for administrative employees in connection with this restructuring in fiscal 2010.

Symphony Transaction	12 Months Ended
Dec. 31, 2010
Symphony Transaction [Abstract]
Symphony Transaction
     7. Symphony Transaction
     On October 1, 2008, OXiGENE announced a strategic collaboration with Symphony Capital Partners, L.P. a private-equity firm that agreed to provide funding to support the advancement of ZYBRESTAT for oncology, ZYBRESTAT for ophthalmology and OXi4503. Under this collaboration, the Company entered into a series of related agreements with Symphony Capital LLC, or Symphony, Symphony ViDA, Inc., or ViDA, Symphony ViDA Holdings LLC, or Holdings, and related entities.
     Pursuant to these agreements, Holdings had formed and capitalized ViDA, a Delaware corporation, in order (a) to hold certain intellectual property related to two of OXiGENE’s product candidates, ZYBRESTAT for use in ophthalmologic indications and OXi4503, referred to as the “Programs,” which were exclusively licensed to ViDA under the Novated and Restated Technology License Agreement and (b) to fund commitments of up to $25,000,000. The funding supported pre-clinical and clinical development by OXiGENE, on behalf of ViDA, for the Programs.
     As part of a series of related agreements with Holdings, on October 1, 2008, Holdings purchased $15,000,000 worth of shares of common stock at a price of $22.20 per share, which was equal to the closing price of the Company’s common stock on The NASDAQ Global Market on September 30, 2008, via a direct investment.
     On July 2, 2009, the Company, Holdings and ViDA entered into a series of related agreements pursuant to which such parties agreed to amend the terms of the purchase option, as set forth in an amended and restated purchase option agreement (the “Amended Purchase Option Agreement”). In connection with such amendment, OXiGENE and Holdings also entered into an amended and restated registration rights agreement.
     Under the Amended Purchase Option Agreement, OXiGENE issued 500,000 newly-issued shares of OXiGENE common stock in exchange for all of the equity of ViDA which included further consideration for additional securities issued in connection with the July 2009 Registered Direct Offering. The Company re-acquired all of the rights to the Programs that had been licensed in 2008 to ViDA. In addition, the approximately $12,400,000 in cash and marketable securities held by ViDA was transferred to OXiGENE.
     OXiGENE recorded the acquisition of ViDA as a capital transaction and the $10,383,000 excess of the fair market value of the common shares issued by OXiGENE ($15,600,000) over the carrying value of the noncontrolling interest ($5,217,000) was reflected directly in equity as a reduction to Additional paid-in capital. As a result, the noncontrolling interest balance was eliminated. The reduction to Additional paid-in capital was also presented as an increase in the loss applicable to common stock within the calculation of basic and diluted earnings per share.
     OXiGENE consolidated the financial position and results of operations of Symphony ViDA, Inc. from October 2008, when it entered into a strategic collaboration with Symphony ViDA Holdings, LLC, until July 20, 2009 when OXiGENE acquired 100% of ViDA pursuant to an Amended and Restated Purchase Option Agreement. The funding supported pre-clinical and clinical development by OXiGENE, on behalf of ViDA, for ZYBRESTAT for ophthalmology and OXi4503.

Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Net Loss Per Share [Abstract]
Net Loss Per Share
7. Net Loss Per Share
     Basic and diluted net loss per share was calculated by dividing the net loss per share attributed to OXiGENE shares of common stock by the weighted-average number of common shares outstanding. All of the Company’s common stock equivalents are anti-dilutive for all periods in which the Company has reported a net loss. For the three month period ended June 30, 2010, for which the Company reported net income, all of the Company’s common stock equivalents, except for the Series D warrants, have been excluded from the diluted net income per share calculation due to the exercise price of those common stock equivalents exceeding the fair market value of the Company’s common stock as of the date of the calculation. Although the exercise price of the Series D warrants was $0.001 per share, the period for determining the number of shares of common stock underlying the Series D warrants did not begin until July 1, 2010 and therefore no shares associated with the Series D warrants were included in the diluted net income per share calculation. Accordingly, common stock equivalents of approximately 418,000 and 3,944,000 at September 30, 2011 and September 30, 2010, respectively, were excluded from the calculation of weighted average shares for diluted net loss per share.

     8. Net Loss Per Share
     Basic and diluted net loss per share was calculated by dividing the net loss per share attributed to OXIGENE common shares by the weighted-average number of common shares outstanding. Diluted net loss per share includes the effect of all dilutive, potentially issuable common equivalent shares as defined using the treasury stock method. All of the Company’s common stock equivalents are anti-dilutive due to the Company’s net loss position for all periods presented. Accordingly, common stock equivalents of approximately 3,354,000, 391,000 and 136,000 at December 31, 2010, 2009 and 2008, respectively, were excluded from the calculation of weighted average shares for diluted net loss per share.
     During 2009, the Company recorded the excess of the purchase price over the carrying value of the noncontrolling interest in ViDA as an increase in the loss applicable to common stock (See Symphony Transaction above).
     Comprehensive (Loss)
     ASC 220, Comprehensive Income, establishes rules for the reporting and display of comprehensive loss and its components and requires unrealized gains or losses on the Company’s available-for-sale securities and the foreign currency translation adjustments to be included in other comprehensive loss. Comprehensive loss was the same as the reported net loss for the year ended December 31, 2010.
     A reconciliation of comprehensive loss for the years ended December 31, 2009 and 2008 is as follows:

	Year Ended December 31,
	2009	2008
	(In thousands)
Consolidated net loss as reported	$(28,943)	$(21,921)
Unrealized gains	110	(125)

Total comprehensive income (loss)	(28,833)	(22,046)
Less comprehensive loss attributable to noncontrolling interest	(4,215)	(520)

Comprehensive loss attributable to OXiGENE, Inc.	$(24,618)	$(21,526)

Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Agreements and Commitments and Contingencies [Abstract]
Agreements
6. Agreements
     In July 2010, the Company entered into an “at the market” equity offering sales agreement with MLV, pursuant to which it may issue and sell shares of its common stock from time to time through MLV acting as its sales agent and underwriter. Sales of the Company’s common stock through MLV are made on the Company’s principal trading market by means of ordinary brokers’ transactions at market prices, in block transactions or as otherwise agreed by MLV and the Company. MLV uses its commercially reasonable efforts to sell the Company’s common stock from time to time, based upon instructions from the Company (including any price, time or size limits the Company may impose). The Company has paid MLV a commission rate of up to 7.0% of the gross sales price per share of any common stock sold through MLV as agent under the sales agreement. The Company has also provided MLV with customary indemnification rights.

9. Agreements
     In October 2008, the Board of Directors accepted the resignation of Dr. Richard Chin from his position as President and Chief Executive Officer and member of the Board of Directors. All unvested options held by Dr. Chin were forfeited as of January 22, 2009 and no further severance payments were required.
     In April 2009, the Company entered into a separation agreement with Patricia Walicke, M.D., Ph.D., its former Vice President and Chief Medical Officer. Pursuant to the separation agreement, Dr. Walicke, received severance payments in the amount of $300,000 made in equal installments over one year. All unvested options held by Dr. Walicke were forfeited as of July 29, 2009 and no further severance payments are required.
     In October 2009, the Board of Directors accepted the resignation of John A. Kollins as Chief Executive Officer and as a member of the Board of Directors. The Company entered into a separation agreement with Mr. Kollins effective as of November 5, 2009. Mr. Kollins received his base salary of $350,000 made in equal installments for one year plus health benefits for up to 2 years, and a one time $20,000 payment. All unvested options held by Mr. Kollins were forfeited as of January 8, 2010.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
10. Income Taxes
     The components of the Company’s deferred tax assets (liabilities) at December 31, 2010 and 2009 are as follows: (Amounts in thousands)

	2010	2009
Deferred Tax Assets:
Net operating loss carry-forwards	$74,444	$67,923
Stock-based awards	324	1,205
Research & development credits	2,444	2,183
Capital loss carry forward	1,575	1,592
Other	201	445

Total Deferred tax assets	78,988	73,348
Valuation allowance	(78,988)	(73,348)

Net deferred tax asset	$—	$—

     After consideration of the available evidence, both positive and negative, the Company has determined that a full valuation allowance at December 31, 2010 and 2009, is necessary to reduce the deferred tax assets to the amount that will more likely than not be realized. The valuation allowance increased by approximately $5,640,000 and approximately $8,466,000 for the years ended December 31, 2010 and 2009, respectively, due primarily to the increase in federal and state net operating loss carry-forwards.
     At December 31, 2010, the Company had net operating loss carry-forwards of approximately $203,314,000 for U.S. income tax purposes, which will begin to expire in 2021 and state operating loss carry-forwards of $66,723,000 in Massachusetts that begin expiring in 2011 and $32,163,000 in California that begin to expire in 2028. The Company also had tax credits of $2,687,000 related to federal and state research and development activities which begin to expire in 2021. The Company recorded a capital loss carryover of approximately $4,000,000 in 2009 that generated a deferred tax asset of $1,575,000.
     The future utilization of the net operating loss carry-forwards and credit carry-forwards may be subject to an annual limitation due to ownership changes that could have occurred in the past or that may occur in the future under the provisions of IRC Section 382 or 383 of the internal revenue code.
     The Company has not, as yet, conducted a study of its research and development credit carry-forwards. This study may result in an adjustment to the Company’s research and development credit carry-forwards, however, until a study is completed and any adjustment is known, no amounts are presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s research and development credits and if an adjustment is required, this adjustment would be offset by any adjustment to the deferred tax asset established for the research and development credit carry-forward and the valuation allowance.
     In 2010, the Company received $733,000 in tax credit grants under the U.S. Government’s Qualifying Therapeutic Discovery Project for qualified research and development expenses. These proceeds have been recognized as other income.
     The Company provides for income taxes under the liability method in accordance with the FASB’s guidance on accounting for income taxes. As all of the Company’s deferred tax assets have been reserved for in a valuation allowance, no provision for (benefit from) income taxes have been recorded in the accompanying consolidated financial statements.
     A reconciliation of the federal statutory rate to the Company’s effective tax rate is as follows:

	Years Ended
	December 31,
	2010	2009
Income tax benefit at federal statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
State income taxes	3.6	6.4
State rate change	(1.6)	—
Federal research credits	1.2	1.0
Warrants	(8.6)	3.0
Federal Net Operating Loss adjustment	6.7	(38.2)
State Net Operating Loss expired and adjusted	(6.9)	21.7
Stock Compensation Adjustment	(4.1)	—
Capital Loss	—	6.4
Permanent items	(0.6)	(0.1)
Change In Valuation Allowance	(23.7)	(34.2)

Provision for income taxes	—%	—%

     The provisions of FIN 48 (as codified under ASC 740), were adopted by the Company on January 1, 2007. ASC 740 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. ASC 740 also provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The implementation of ASC 740 did not have a material impact on the Company’s financial position, cash flows or results of operations. At December 31, 2010 and 2009, the Company had no unrecognized tax benefits.
     There are currently no federal or state audits in progress, tax years still subject to examination for Federal and the State of Massachusetts and California authorities include all prior years due to the existence of net operating loss carry-forwards. However, the statute of limitation for assessment by the internal revenue service and state authorities is only open for tax years ended December 31, 2007, 2008 and 2009.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Agreements and Commitments and Contingencies [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
     Leases
     In November 2008, the Company executed a lease for a total of approximately 12,300 square feet of office space located in South San Francisco, California. The lease agreement is for an estimated 52 months. In May 2010, the Company executed a lease for approximately 3,900 square feet in Waltham, Massachusetts.
     During 2008, 2009 and for the first five months of 2010, the Company occupied approximately 11,000 square feet in Waltham, Massachusetts and approximately 600 square feet in Oxford, UK.
     The following table summarizes the rent expense by location for the years ended December 31, 2010, 2009 and 2008 (Amounts in thousands).

	2010	2009	2008
California	$512	$442	$311
Massachusetts	76	170	480
Oxford, UK	18	50	46

Total rent	$606	$662	$837

     The minimum annual rent commitments for the above leases are as follows: (Amounts in thousands)

2011	2012	2013	2014	Thereafter	Total
$494	$525	$134	$—	$—	$1,153

Retirement Saving Plan	12 Months Ended
Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
12. Retirement Savings Plan
     The Company sponsors a savings plan available to all domestic employees, which qualifies under Section 401(k) of the Internal Revenue Code. Employees may contribute to the plan from 1% to 20% of their pre-tax salary subject to statutory limitations. Annually the Board of Directors determines the amount of the Company match. The Company provided a match of $92,000, for the year ended December 31, 2008 only.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
8. Subsequent Event
     From October 1, 2011 through November 10, 2011, the Company sold approximately 86,000 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $128,000. The Company did not have any other material recognizable or unrecognizable subsequent events that occurred after September 30, 2011 up through the date the Company issued these financial statements.
     Effective October 14, 2011, the Company terminated the CEFF pursuant to the terms of the common stock purchase agreement with Kingsbridge. The warrant for 12,500 shares of common stock issued to Kingsbridge remains outstanding until August 19, 2013, subject to certain conditions.

13. Subsequent Events
     Warrant Exchange Agreements
     On January 18, 2011, OXiGENE, entered into separate Warrant Exchange Agreements with each of the holders of warrants to purchase shares of common stock, issued in March 2010, pursuant to which, at the initial closing, the warrant holders exchanged their outstanding Series A and Series C warrants having “ratchet” price-based anti-dilution protections for (A) an aggregate of 1,096,933 shares of common stock and (B) Series E Warrants to purchase an aggregate of 1,222,623 shares of common stock. The Series E Warrants are not exercisable for six months, have an exercise price of $4.60 per share (reflecting the market value of the shares of common stock as of the close of trading on January 18, 2011, prior to the entry into the Warrant Exchange Agreements), and do not contain any price-based anti-dilution protections. In addition, the Company agreed to seek shareholder approval to issue up to 457,544 additional shares of common stock to the warrant holders in a subsequent closing. In the event such shareholder approval is obtained, the Series E Warrants issued at the initial closing shall be exchanged for the additional 457,544 shares of common stock. The initial closing occurred on January 20, 2011, and the subsequent closing is expected to take place on or about March 18, 2011, following the stockholder meeting that has been scheduled for that date to approve the additional share issuance. This activity will result in equity instrument modification accounting and could result in a significant charge to the Statement of Operations.
     In connection with the warrant exchange, the Company also amended its Stockholder Rights Agreement with American Stock Transfer & Trust Company, LLC, dated as of March 24, 2005, as amended as of October 1, 2008, October 14, 2009 and March 10, 2010, in connection with the warrant exchange, to provide that the provisions of the Stockholder Rights Agreement shall not apply to the transactions contemplated by the Warrant Exchange Agreements.
     Reverse Stock Split
     In February 2011, the Company’s board of directors voted unanimously to implement a 1:20 reverse stock split of the Company’s common stock, following authorization of the reverse split by a shareholder vote on December 21, 2010. The reverse split became effective on February 22, 2011. This activity will result in equity instrument modification accounting and could result in a significant charge to the Statement of Operations.
     Activity Under the At-the-Market Arrangement
     Subsequent to December 31, 2010, the Company has sold 315,000 shares of its common stock under the At-the-Market Offering arrangement, for gross proceeds of $888,000.
     The Listing of OXiGENE’s common stock
     Prior to March 3, 2011, the Company’s stock was listed on the NASDAQ Global Market. During 2010 the Company failed to maintain compliance with two of the NASDAQ Global Market’s minimum listing requirements. NASDAQ granted the Company a grace period to regain compliance. The Company was not able to regain compliance with those two minimum listing requirements by the established deadline date and at a meeting with NASDAQ in January 2011, requested that the listing of the Company’s stock be transferred from the NASDAQ Global Market to The NASDAQ Capital Market.
     On March 1, 2011, a NASDAQ Stock Market Hearings Panel advised the Company of its decision to transfer the listing of the Company’s common stock from The NASDAQ Global Market to The NASDAQ Capital Market effective March 3, 2011, and continue its listing on that market, provided that the Company regain compliance by June 13, 2011 with all continued listing standards of The NASDAQ Capital Market and have evidenced a closing bid price of $1.00 or more for a minimum of ten prior consecutive trading days.